UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071
Exact name of registrant as specified in charter:	Delaware Group® Income Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	July 31
Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 3.28%
Benefit Street Partners CLO
Series 2014-IVA A2A 144A 2.281% 7/20/26 #•	7,500,000	$7,395,150
Canyon Capital CLO
Series 2014-1A A2 144A 1.983% 4/30/25 #•	10,000,000	9,747,400
Mountain Hawk III CLO
Series 2014-3A B 144A 2.331% 4/18/25 #•	3,250,000	3,216,395
Neuberger Berman CLO
Series 2012-12AR BR 144A 2.334% 7/25/23 #•	10,000,000	9,961,900
Series 2014-17A B XVII 144A 2.331% 8/4/25 #•	5,000,000	4,888,550
Seneca Park CLO
Series 2014-1A B1 144A 2.174% 7/17/26 #•	7,500,000	7,268,250
Total Collateralized Debt Obligations (cost $42,678,598)		42,477,645

Convertible Bonds – 0.46%
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15 #	3,172,000	3,183,895
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	1,266,000	2,835,049
Total Convertible Bonds (cost $4,831,595)		6,018,944

Corporate Bonds – 89.07%
Banking – 14.41%
Ally Financial 8.00% 11/1/31	1,840,000	2,346,000
Bank of America
4.25% 10/22/26	8,850,000	8,804,785
6.25% 9/29/49 •	225,000	225,844
6.50% 10/23/49 •	9,275,000	9,553,250
Barclays 4.375% 9/11/24	2,040,000	1,982,105
Barclays Bank 7.625% 11/21/22	7,700,000	8,402,625
BBVA Bancomer 144A 7.25% 4/22/20 #	5,835,000	6,669,989
Branch Banking & Trust 3.80% 10/30/26	8,275,000	8,413,681
Credit Suisse Group
144A 6.25% 12/29/49 #•	1,500,000	1,463,250
144A 6.50% 8/8/23 #	6,235,000	6,889,675
144A 7.50% 12/11/49 #•	3,120,000	3,323,736
Credit Suisse New York 3.00% 10/29/21	1,705,000	1,689,172
Export-Import Bank of China
144A 3.625% 7/31/24 #	4,580,000	4,615,490
144A 2.50% 7/31/19 #	4,400,000	4,406,692
Goldman Sachs Group 6.15% 4/1/18	4,470,000	5,053,456
HSBC Holdings
5.625% 12/29/49 •	7,115,000	7,239,513
6.375% 12/29/49 •	2,580,000	2,634,825

NQ-460 [10/14] 12/14 (13642)     1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase
3.875% 9/10/24	9,165,000	$9,116,453
6.75% 1/29/49 •	8,286,000	8,771,560
Lloyds Banking Group 7.50% 4/30/49 •	5,870,000	6,119,475
Morgan Stanley 4.35% 9/8/26	8,995,000	9,031,861
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	4,420,000	4,507,167
PNC Bank 3.30% 10/30/24	4,920,000	4,911,710
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #•	8,600,000	8,266,750
Popular 7.00% 7/1/19	6,005,000	6,080,063
SVB Financial Group 5.375% 9/15/20	3,785,000	4,275,880
UBS 7.625% 8/17/22	7,555,000	8,929,526
US Bancorp 3.60% 9/11/24	6,180,000	6,230,688
USB Capital IX 3.50% 10/29/49 •	3,207,000	2,622,364
USB Realty 144A 1.378% 12/22/49 #•	400,000	370,000
Wells Fargo
4.10% 6/3/26	5,490,000	5,576,045
4.65% 11/4/44	6,645,000	6,649,864
Woori Bank 144A 4.75% 4/30/24 #	6,675,000	6,934,184
Zions Bancorp 4.50% 6/13/23	4,100,000	4,318,104
		186,425,782
Basic Industry – 6.87%
ArcelorMittal 10.35% 6/1/19	3,390,000	4,199,363
Celanese U.S. Holdings 4.625% 11/15/22	3,860,000	3,908,250
Cemex 144A 7.25% 1/15/21 #	1,375,000	1,486,719
CF Industries
5.15% 3/15/34	1,400,000	1,495,040
5.375% 3/15/44	960,000	1,025,006
6.875% 5/1/18	9,165,000	10,598,479
7.125% 5/1/20	4,200,000	5,055,771
Dow Chemical
3.50% 10/1/24	7,405,000	7,313,074
4.25% 10/1/34	2,270,000	2,204,336
8.55% 5/15/19	4,420,000	5,572,356
FMG Resources August 2006 144A 6.875% 4/1/22 #	5,360,000	5,554,300
Georgia-Pacific 8.00% 1/15/24	8,345,000	11,286,746
Mexichem 144A 5.875% 9/17/44 #	5,605,000	5,661,050
Monsanto 4.40% 7/15/44	6,625,000	6,705,991
NOVA Chemicals 144A 5.00% 5/1/25 #	3,835,000	3,969,225
Rockwood Specialties Group 4.625% 10/15/20	1,745,000	1,828,324
Sappi Papier Holding 144A 6.625% 4/15/21 #	3,976,000	4,154,920
TPC Group 144A 8.75% 12/15/20 #	3,270,000	3,437,587

2     NQ-460 [10/14] 12/14 (13642)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Yamana Gold 144A 4.95% 7/15/24 #	3,505,000	$3,434,697
		88,891,234
Brokerage – 2.05%
Jefferies Group
5.125% 1/20/23	1,570,000	1,666,500
6.45% 6/8/27	5,627,000	6,399,193
6.50% 1/20/43	1,575,000	1,770,905
Lazard Group
4.25% 11/14/20	2,340,000	2,483,723
6.85% 6/15/17	8,495,000	9,575,301
Nuveen Investments 144A 9.50% 10/15/20 #	3,765,000	4,602,713
		26,498,335
Capital Goods – 1.84%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	9,375,000	9,281,250
Cemex 144A 9.50% 6/15/18 #	4,120,000	4,622,640
Ingersoll-Rand Luxembourg Finance 3.55% 11/1/24	3,900,000	3,856,324
Textron 3.875% 3/1/25	1,995,000	2,002,557
Votorantim Cimentos 144A 7.25% 4/5/41 #	3,840,000	4,010,880
		23,773,651
Communications – 13.73%
Altice 144A 7.75% 5/15/22 #	3,270,000	3,441,675
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	2,990,000	3,228,243
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	6,810,000	6,846,147
Comcast 3.375% 2/15/25	1,835,000	1,854,051
DIRECTV Holdings
4.45% 4/1/24	6,000,000	6,272,022
5.15% 3/15/42	2,810,000	2,865,770
DISH DBS 5.875% 7/15/22	1,315,000	1,397,187
ENTEL Chile 144A 4.875% 10/30/24 #	5,550,000	5,762,504
Grupo Televisa 5.00% 5/13/45	6,870,000	6,871,374
Historic TW 6.875% 6/15/18	5,285,000	6,181,426
iHeartMedia PIK 14.00% 2/1/21 ✤	2,429,050	2,119,346
Intelsat Luxembourg
7.75% 6/1/21	5,290,000	5,547,887
8.125% 6/1/23	2,275,000	2,428,563
Myriad International Holdings 144A 6.00% 7/18/20 #	3,395,000	3,700,550
Numericable Group 144A 6.25% 5/15/24 #	1,175,000	1,210,250
Omnicom Group 3.65% 11/1/24	12,010,000	11,955,258
Orange 5.50% 2/6/44	1,110,000	1,234,097
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,912,974

NQ-460 [10/14] 12/14 (13642)     3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
SBA Tower Trust
144A 2.898% 10/15/19 #	755,000	$757,006
SES 144A 3.60% 4/4/23 #	3,855,000	3,939,714
SES Global Americas Holdings 144A 5.30% 3/25/44 #	7,815,000	8,504,260
Sinclair Television Group 144A 5.625% 8/1/24 #	3,070,000	3,046,975
Sprint 144A 7.25% 9/15/21 #	6,895,000	7,308,700
Telefonica Emisiones 4.57% 4/27/23	10,895,000	11,538,666
Time Warner Cable
4.00% 9/1/21	3,000,000	3,181,314
4.50% 9/15/42	2,575,000	2,548,452
8.25% 4/1/19	5,121,000	6,365,295
Verizon Communications
3.00% 11/1/21	13,330,000	13,248,527
4.40% 11/1/34	6,650,000	6,515,238
5.15% 9/15/23	16,465,000	18,452,243
Viacom
3.25% 3/15/23	1,685,000	1,630,856
3.875% 4/1/24	2,525,000	2,530,876
5.25% 4/1/44	5,820,000	6,137,085
WPP Finance 2010 5.625% 11/15/43	3,635,000	4,055,733
		177,590,264
Consumer Cyclical – 6.65%
Bed Bath & Beyond
4.915% 8/1/34	7,615,000	7,585,256
5.165% 8/1/44	3,475,000	3,479,653
Ford Motor Credit 3.664% 9/8/24	3,055,000	3,043,409
General Motors 6.25% 10/2/43	4,300,000	5,138,500
General Motors Financial
3.00% 9/25/17	1,390,000	1,419,537
4.375% 9/25/21	3,305,000	3,466,449
Host Hotels & Resorts
3.75% 10/15/23	9,670,000	9,593,684
4.75% 3/1/23	3,825,000	4,049,642
International Game Technology 5.35% 10/15/23	5,340,000	5,446,111
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,620,075
MCE Finance 144A 5.00% 2/15/21 #	2,130,000	2,108,700
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,175,000	1,180,875
QVC
4.375% 3/15/23	6,645,000	6,603,362
144A 5.45% 8/15/34 #	5,205,000	5,048,142
Signet UK Finance 4.70% 6/15/24	3,995,000	4,070,629

4     NQ-460 [10/14] 12/14 (13642)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	3,135,000	$3,152,076
4.50% 10/1/34	1,940,000	1,891,157
TRW Automotive 144A 4.45% 12/1/23 #	8,846,000	8,868,115
Tupy Overseas 144A 6.625% 7/17/24 #	3,010,000	3,062,675
Wynn Macau 144A 5.25% 10/15/21 #	2,140,000	2,150,700
		85,978,747
Consumer Non-Cyclical – 3.27%
Bayer U.S. Finance
144A 2.375% 10/8/19 #	3,435,000	3,444,735
144A 3.375% 10/8/24 #	5,925,000	5,954,791
BI-LO 144A PIK 8.625% 9/15/18 #❆	3,300,000	2,978,250
BRF 144A 4.75% 5/22/24 #	3,365,000	3,377,619
CDK Global 144A 4.50% 10/15/24 #	4,445,000	4,434,323
JBS Investments 144A 7.75% 10/28/20 #	5,285,000	5,816,830
Kimberly-Clark de Mexico 144A 3.80% 4/8/24 #	1,750,000	1,825,320
Perrigo
4.00% 11/15/23	2,725,000	2,791,013
5.30% 11/15/43	2,350,000	2,567,817
Sysco
3.50% 10/2/24	3,625,000	3,686,089
4.35% 10/2/34	5,265,000	5,425,235
		42,302,022
Electric – 12.01%
AES Gener 144A 8.375% 12/18/73 #•	3,482,000	3,912,897
Ameren Illinois 9.75% 11/15/18	6,971,000	9,025,416
American Electric Power 2.95% 12/15/22	8,500,000	8,328,257
ComEd Financing III 6.35% 3/15/33	7,500,000	7,743,750
Consumers Energy 4.35% 8/31/64	4,940,000	5,035,940
Dominion Gas Holdings 3.55% 11/1/23	8,500,000	8,720,796
DTE Energy 3.50% 6/1/24	8,000,000	8,127,000
Dynegy Finance I
144A 6.75% 11/1/19 #	1,420,000	1,471,475
144A 7.375% 11/1/22 #	1,630,000	1,725,763
144A 7.625% 11/1/24 #	800,000	849,000
El Paso Electric 3.30% 12/15/22	2,830,000	2,781,474
Electricite de France 144A 5.25% 1/29/49 #•	12,090,000	12,573,600
Enel 144A 8.75% 9/24/73 #•	4,125,000	4,836,563
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,429,994
Integrys Energy Group 6.11% 12/1/66 •	7,419,000	7,552,475
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,426,781

NQ-460 [10/14] 12/14 (13642)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
2.40% 9/15/19	3,400,000	$3,411,829
3.625% 6/15/23	3,600,000	3,672,101
NV Energy 6.25% 11/15/20	4,475,000	5,289,445
Pennsylvania Electric 5.20% 4/1/20	16,291,000	18,142,749
Saudi Electricity Global Sukuk
144A 4.00% 4/8/24 #	3,494,000	3,677,435
144A 5.50% 4/8/44 #	3,494,000	3,790,990
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	4,680,000	4,723,318
144A 4.125% 5/7/24 #	6,535,000	6,800,497
Transelec 144A 4.25% 1/14/25 #	3,345,000	3,369,556
Wisconsin Energy 6.25% 5/15/67 •	5,859,000	5,964,983
		155,384,084
Energy – 9.36%
Anadarko Petroleum
3.45% 7/15/24	2,965,000	2,928,771
4.50% 7/15/44	3,280,000	3,234,559
BP Capital Markets
2.521% 1/15/20	2,165,000	2,177,156
3.535% 11/4/24	2,885,000	2,892,264
California Resources
144A 5.50% 9/15/21 #	1,230,000	1,256,137
144A 6.00% 11/15/24 #	1,250,000	1,278,125
Cimarex Energy 4.375% 6/1/24	3,990,000	4,064,813
CNOOC Nexen Finance 2014 4.25% 4/30/24	8,885,000	9,197,388
Continental Resources
4.50% 4/15/23	5,630,000	5,907,435
4.90% 6/1/44	1,340,000	1,328,475
Ecopetrol 5.875% 5/28/45	3,315,000	3,422,737
Energy Transfer Equity 5.875% 1/15/24	2,945,000	3,106,975
ENSCO 4.50% 10/1/24	2,655,000	2,694,161
Enterprise Products Operating
3.75% 2/15/25	8,105,000	8,169,613
5.10% 2/15/45	5,150,000	5,473,353
Hercules Offshore 144A 8.75% 7/15/21 #	2,587,000	1,681,550
Marathon Petroleum 4.75% 9/15/44	14,840,000	14,990,834
Midstates Petroleum 9.25% 6/1/21	3,535,000	3,022,425
Newfield Exploration 5.625% 7/1/24	6,150,000	6,642,000
Ocean Rig UDW 144A 7.25% 4/1/19 #	4,390,000	3,775,400
Petrobras Global Finance
4.875% 3/17/20	8,740,000	8,903,438

6     NQ-460 [10/14] 12/14 (13642)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance
6.25% 3/17/24	1,520,000	$1,619,955
Petroleos Mexicanos
144A 4.25% 1/15/25 #	1,920,000	1,948,416
5.50% 6/27/44	2,486,000	2,604,085
144A 5.50% 6/27/44 #	1,000,000	1,047,500
6.375% 1/23/45	1,410,000	1,624,884
Talisman Energy
3.75% 2/1/21	7,340,000	7,345,791
5.50% 5/15/42	2,490,000	2,443,066
Woodside Finance 144A 8.75% 3/1/19 #	5,000,000	6,278,625
		121,059,931
Finance Companies – 1.27%
Aviation Capital Group 144A 6.75% 4/6/21 #	3,415,000	3,910,175
General Electric Capital 7.125% 12/29/49 •	7,600,000	8,882,500
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	3,695,000	3,678,155
		16,470,830
Insurance – 4.17%
Allstate 5.75% 8/15/53 •	5,810,000	6,191,281
American International Group 8.175% 5/15/58 •	6,755,000	9,203,687
Five Corners Funding Trust 144A 4.419% 11/15/23 #	2,200,000	2,328,249
Highmark
144A 4.75% 5/15/21 #	1,685,000	1,728,711
144A 6.125% 5/15/41 #	920,000	924,739
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	4,540,000	4,755,650
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	3,099,600
Teachers Insurance & Annuity Association of America
144A 4.90% 9/15/44 #	3,325,000	3,539,044
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	5,610,000	5,627,178
144A 4.125% 11/1/24 #	5,700,000	5,741,827
Voya Financial 5.65% 5/15/53 •	3,040,000	3,055,200
XL Group 6.50% 10/29/49 •	8,032,000	7,726,784
		53,921,950
Natural Gas – 4.34%
Enbridge Energy Partners 8.05% 10/1/37 •	6,190,000	7,002,437
Energy Transfer Partners
5.15% 2/1/43	5,605,000	5,608,324
5.95% 10/1/43	6,790,000	7,529,784
Enterprise Products Operating 7.034% 1/15/68 •	4,525,000	5,037,696
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,482,197

NQ-460 [10/14] 12/14 (13642)       7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	$6,574,452
TransCanada Pipelines 6.35% 5/15/67 •	8,512,000	8,618,400
Williams 4.55% 6/24/24	3,375,000	3,312,903
Williams Partners 7.25% 2/1/17	8,087,000	9,053,680
		56,219,873
Real Estate Investment Trusts – 3.68%
Alexandria Real Estate Equities
3.90% 6/15/23	1,085,000	1,091,944
4.50% 7/30/29	5,910,000	6,007,515
Carey (W.P.) 4.60% 4/1/24	3,120,000	3,256,291
CBL & Associates 4.60% 10/15/24	7,995,000	8,072,943
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,166,958
Omega Healthcare Investors 144A 4.50% 1/15/25 #	12,590,000	12,385,010
WEA Finance 144A 3.75% 9/17/24 #	10,505,000	10,657,806
		47,638,467
Technology – 4.25%
Baidu 3.25% 8/6/18	8,650,000	8,909,448
First Data 11.75% 8/15/21	3,291,250	3,875,447
First Data Holdings 144A PIK 14.50% 9/24/19 #❆	332,540	353,074
KLA-Tencor
3.375% 11/1/19	720,000	724,591
4.65% 11/1/24	1,440,000	1,447,501
Motorola Solutions 4.00% 9/1/24	7,985,000	7,866,550
National Semiconductor 6.60% 6/15/17	6,644,000	7,558,208
Oracle 3.40% 7/8/24	12,680,000	12,838,500
Seagate HDD Cayman 144A 4.75% 1/1/25 #	7,090,000	7,205,213
Tencent Holdings 144A 3.375% 5/2/19 #	4,085,000	4,157,864
		54,936,396
Transportation – 1.17%
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	2,025,000	2,017,406
AP Moeller - Maersk 144A 3.75% 9/22/24 #	3,385,000	3,470,766
Trinity Industries 4.55% 10/1/24	4,290,000	4,186,203
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	1,560,000	1,579,500
United Airlines 2014-2 Class A Pass-Through Trust
3.75% 9/3/26 ⧫	3,885,000	3,933,563
		15,187,438
Total Corporate Bonds (cost $1,129,956,875)		1,152,279,004

8     NQ-460 [10/14] 12/14 (13642)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 1.37%
California (Various Purposes)
5.00% 4/1/43	6,520,000	$7,310,811
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
6.574% 7/1/45	5,365,000	7,684,719
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTE Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)	2,200,000	2,671,922
Total Municipal Bonds (cost $14,550,578)		17,667,452

Senior Secured Loans – 1.24%«
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,225,000	2,231,675
Clear Channel Communications Tranche B
3.804% 1/29/16	4,202,496	4,172,851
Drillships Financing Holding Tranche B1 6.00% 2/17/21	1,905,528	1,830,101
Houghton International 2nd Lien 9.50% 11/20/20	3,185,000	3,216,850
Rite Aid 2nd Lien 5.75% 8/3/20	3,299,000	3,322,367
Samson Investment 2nd Lien 5.00% 9/25/18	1,335,000	1,241,550
Total Senior Secured Loans (cost $15,962,815)		16,015,394

	Number of
	shares
Convertible Preferred Stock – 0.24%
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	36,200	3,054,375
Total Convertible Preferred Stock (cost $3,414,184)		3,054,375

Preferred Stock – 2.64%
Alabama Power 5.625%	118,065	2,939,819
Ally Financial
144A 7.00% #	4,000	4,026,000
8.50% •	80,000	2,118,400
DTE Energy 5.25%	305,000	7,454,200
Entergy Arkansas 4.90%	285,000	6,765,900
GMAC Capital Trust I 8.125% •	50,000	1,336,500
Qwest 6.125%	184,675	4,347,249
Regency Centers 6.625%	22,363	575,847
Regions Financial
6.375% •	111,200	2,846,720
6.375%	67,000	1,683,040
Total Preferred Stock (cost $33,238,756)		34,093,675

NQ-460 [10/14] 12/14 (13642)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Number of
	contracts	Value (U.S. $)
Options Purchased – 0.33%
Put Swaptions – 0.33%
Pay a fixed rate 2.47% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	$436,641
Pay a fixed rate 2.58% and receive a floating rate based
on 3-month LIBOR, expiration date 10/17/16 (GSC)	108,000,000	2,847,000
Pay a fixed rate 3.65% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	220,282
Pay a fixed rate 3.84% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	219,342
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	19,100,000	421,175
Pay a fixed rate 4.34% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	116,190
Pay a fixed rate 4.78% and receive a floating rate based
on 3-month LIBOR, expiration date 9/16/16 (GSC)	13,050,000	72,923
Total Options Purchased (premium paid $6,381,317)		4,333,553

	Principal amount°
Short-Term Investments – 1.26%
Discount Notes – 0.33%≠
Federal Home Loan Bank
0.025% 11/13/14	60,286	60,285
0.069% 11/19/14	1,661,210	1,661,200
0.077% 11/14/14	2,614,112	2,614,102
		4,335,587
Repurchase Agreements – 0.63%
Bank of America Merrill Lynch
0.06%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $2,611,748 (collateralized by U.S.
government obligations 0.00%–2.75%
2/15/19–1/15/26 market value $2,663,970)	2,611,735	2,611,735
Bank of Montreal
0.07%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $435,292 (collateralized by U.S.
government obligations 0.00%–11.25%
10/31/14–5/15/44 market value $443,995)	435,289	435,289
BNP Paribas
0.11%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $5,142,023 (collateralized by U.S.
government obligations 0.00%–4.375%
8/31/15–11/15/42 market value $5,244,820)	5,141,976	5,141,976
		8,189,000

10     NQ-460 [10/14] 12/14 (13642)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation – 0.30%≠
U.S. Treasury Bill 0.005% 12/26/14	3,825,240	$3,825,183
		3,825,183
Total Short-Term Investments (cost $16,349,689)		16,349,770

Total Value of Securities – 99.89%
(cost $1,267,364,407)		1,292,289,812

	Number of
	contracts
Option Written – (0.04%)
Put Swaption – (0.04%)
Pay a fixed rate 3.58% and receive a floating rate based
on 3-month LIBOR, expiration date 10/17/16 (GSC)	(54,000,000)	(536,177)
Total Option Written (premium received $491,727)		(536,177)
Receivables and Other Assets Net of Liabilities – 0.15%★		1,917,468
Net Assets – 100.00%		$1,293,671,103

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $406,441,743, which represents 31.42% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
❆	100% of the income received was in the form of additional cash.
★	Includes $303,000 cash collateral held for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2014.

NQ-460 [10/14] 12/14 (13642)     11

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

The following futures contracts and swap contracts were outstanding at Oct. 31, 2014:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(57)	U.S. Treasury 2 yr Notes	$(12,474,031)	$(12,515,063)	1/2/15	$(41,032)
(57)	U.S. Treasury 5 yr Notes	(6,758,346)	(6,807,492)	1/2/15	(49,146)
(195)	U.S. Treasury 10 yr Notes	(24,783,067)	(24,640,078)	12/22/14	142,989
		$(44,015,444)			$52,811

Swap Contracts
CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ICE-CDX.NA.HY.23	$8,000,000	5.00%	12/20/19	$(224,225)
BNP	ICE-CDX.NA.HY.23	10,750,000	5.00%	12/20/19	(233,360)
					$(457,585)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
CLO – Collateralized Loan Obligation
GSC – Goldman Sachs Capital
HY – High Yield
ICE – IntercontinentalExchange, Inc.
PIK – Pay-in-kind
yr – Year

12     NQ-460 [10/14] 12/14 (13642)

Notes
Delaware Corporate Bond Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-460 [10/14] 12/14 (13642)     13

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$42,477,645	$42,477,645
Corporate Debt	—	1,158,297,948	1,158,297,948
Municipal Bonds	—	17,667,452	17,667,452
Senior Secured Loans	—	16,015,394	16,015,394
Convertible Preferred Stock	—	3,054,375	3,054,375
Preferred Stock[1]	30,067,675	4,026,000	34,093,675
Options Purchased	—	4,333,553	4,333,553
Short-Term Investments	—	16,349,770	16,349,770
Total	$30,067,675	$1,262,222,137	$1,292,289,812
Futures Contracts	$52,811	$—	$52,811
Swap Contracts	—	(457,585)	(457,585)
Option Written	—	(536,177)	(536,177)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	88.19%	11.81%	100.00%

14     NQ-460 [10/14] 12/14 (13642)

(Unaudited)

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-460 [10/14] 12/14 (13642)     15

Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 2.31%
Benefit Street Partners CLO
Series 2014-IVA A2A 144A 2.281% 7/20/26 #•	2,500,000	$2,465,050
Canyon Capital CLO
Series 2014-1A A2 144A 1.983% 4/30/25 #•	2,000,000	1,949,480
Mountain Hawk III CLO
Series 2014-3A B 144A 2.331% 4/18/25 #•	2,000,000	1,979,320
Neuberger Berman CLO
Series 2012-12AR BR 144A 2.334% 7/25/23 #•	5,000,000	4,980,950
Series 2014-17A B XVII 144A 2.331% 8/4/25 #•	1,500,000	1,466,565
Seneca Park CLO
Series 2014-1A B1 144A 2.174% 7/17/26 #•	2,500,000	2,422,750
Total Collateralized Debt Obligations (cost $15,354,532)		15,264,115

Convertible Bonds – 0.35%
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15 #	806,000	809,023
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	654,000	1,464,551
Total Convertible Bonds (cost $1,702,455)		2,273,574

Corporate Bonds – 86.71%
Banking – 10.37%
Ally Financial 8.00% 11/1/31	595,000	758,625
Bank of America
4.25% 10/22/26	4,850,000	4,825,221
6.25% 9/29/49 •	3,005,000	3,016,269
Barclays Bank 7.625% 11/21/22	3,800,000	4,146,750
BBVA Bancomer 144A 7.25% 4/22/20 #	3,095,000	3,537,895
Branch Banking & Trust 3.80% 10/30/26	2,355,000	2,394,467
Credit Suisse Group
144A 6.50% 8/8/23 #	3,170,000	3,502,850
144A 7.50% 12/11/49 #•	1,670,000	1,779,051
HSBC Holdings
5.625% 12/29/49 •	1,500,000	1,526,250
6.375% 12/29/49 •	3,490,000	3,564,163
JPMorgan Chase
3.875% 9/10/24	4,995,000	4,968,541
6.75% 1/29/49 •	4,320,000	4,573,152
KeyBank 6.95% 2/1/28	2,467,000	3,189,954
Lloyds Banking Group 7.50% 4/30/49 •	2,200,000	2,293,500
Morgan Stanley 4.35% 9/8/26	5,515,000	5,537,600
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #•	3,900,000	3,748,875
Popular 7.00% 7/1/19	3,110,000	3,148,875

NQ-464 [10/14] 12/14 (13636)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
UBS 7.625% 8/17/22	4,020,000	$4,751,383
USB Capital IX 3.50% 10/29/49 •	810,000	662,337
USB Realty 144A 1.378% 12/22/49 #•	400,000	370,000
Wells Fargo
4.10% 6/3/26	290,000	294,545
4.65% 11/4/44	3,440,000	3,442,518
Woori Bank 144A 4.75% 4/30/24 #	2,300,000	2,389,307
		68,422,128
Basic Industry – 6.29%
ArcelorMittal 7.50% 10/15/39	4,880,000	5,233,800
Celanese U.S. Holdings 4.625% 11/15/22	2,035,000	2,060,437
CF Industries
5.15% 3/15/34	5,825,000	6,220,436
5.375% 3/15/44	925,000	987,636
CODELCO
144A 4.875% 11/4/44 #	1,630,000	1,622,246
144A 5.625% 10/18/43 #	1,430,000	1,582,318
Dow Chemical 4.625% 10/1/44	5,315,000	5,246,336
FMG Resources August 2006 144A 6.875% 4/1/22 #	2,990,000	3,098,387
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,436,252
Mexichem 144A 5.875% 9/17/44 #	4,865,000	4,913,650
NOVA Chemicals 144A 5.00% 5/1/25 #	1,995,000	2,064,825
Sappi Papier Holding 144A 6.625% 4/15/21 #	2,135,000	2,231,075
TPC Group 144A 8.75% 12/15/20 #	1,730,000	1,818,663
		41,516,061
Brokerage – 1.64%
Jefferies Group
6.45% 6/8/27	2,640,000	3,002,287
6.50% 1/20/43	1,985,000	2,231,902
Legg Mason 5.625% 1/15/44	5,000,000	5,596,760
		10,830,949
Capital Goods – 3.45%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	4,950,000	4,900,500
Cemex 144A 7.25% 1/15/21 #	3,900,000	4,216,875
Ingersoll-Rand Luxembourg Finance 4.65% 11/1/44	3,500,000	3,491,271
Valmont Industries 5.00% 10/1/44	6,255,000	6,191,837
Votorantim Cimentos 144A 7.25% 4/5/41 #	2,475,000	2,585,138
Waste Management 7.10% 8/1/26	1,025,000	1,352,606
		22,738,227
Communications – 12.67%
Altice 144A 7.75% 5/15/22 #	1,730,000	1,820,825

2     NQ-464 [10/14] 12/14 (13636)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	1,575,000	$1,700,496
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,942,302
DIRECTV Holdings 5.15% 3/15/42	5,560,000	5,670,349
Grupo Televisa 5.00% 5/13/45	3,785,000	3,785,757
iHeartMedia PIK 14.00% 2/1/21 ✤	1,267,550	1,105,937
Intelsat Luxembourg
7.75% 6/1/21	2,245,000	2,354,444
8.125% 6/1/23	1,240,000	1,323,700
Myriad International Holdings 144A 6.00% 7/18/20 #	1,795,000	1,956,550
Numericable Group 144A 6.25% 5/15/24 #	625,000	643,750
Orange 5.50% 2/6/44	3,060,000	3,402,105
Qwest 6.875% 9/15/33	3,510,000	3,554,928
SES Global Americas Holdings 144A 5.30% 3/25/44 #	7,775,000	8,460,732
Sinclair Television Group 144A 5.625% 8/1/24 #	1,595,000	1,583,038
Sprint 144A 7.25% 9/15/21 #	2,810,000	2,978,600
Telefonica Emisiones 7.045% 6/20/36	5,585,000	7,192,882
Time Warner Cable 4.50% 9/15/42	6,290,000	6,225,150
Verizon Communications
4.40% 11/1/34	4,175,000	4,090,394
144A 4.862% 8/21/46 #	2,928,000	2,993,248
5.15% 9/15/23	6,000,000	6,724,170
Viacom 5.25% 4/1/44	6,400,000	6,748,685
WPP Finance 2010 5.625% 11/15/43	6,550,000	7,308,130
		83,566,172
Consumer Cyclical – 4.47%
Alfa 144A 6.875% 3/25/44 #	2,800,000	3,157,000
Bed Bath & Beyond
4.915% 8/1/34	2,030,000	2,022,071
5.165% 8/1/44	3,950,000	3,955,289
General Motors 6.25% 10/2/43	5,855,000	6,996,725
MCE Finance 144A 5.00% 2/15/21 #	1,175,000	1,163,250
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	700,000	703,500
QVC
144A 5.45% 8/15/34 #	3,040,000	2,948,387
5.95% 3/15/43	3,000,000	3,034,596
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34	2,785,000	2,714,882
Tupy Overseas 144A 6.625% 7/17/24 #	1,600,000	1,628,000
Wynn Macau 144A 5.25% 10/15/21 #	1,150,000	1,155,750
		29,479,450
Consumer Non-Cyclical – 6.26%
BI-LO 144A PIK 8.625% 9/15/18 #❆	1,800,000	1,624,500

NQ-464 [10/14] 12/14 (13636)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BRF 144A 4.75% 5/22/24 #	1,860,000	$1,866,975
CDK Global 144A 4.50% 10/15/24 #	2,370,000	2,364,307
Celgene
4.625% 5/15/44	2,000,000	2,048,314
5.25% 8/15/43	2,565,000	2,835,713
Hasbro 5.10% 5/15/44	7,500,000	7,700,940
JBS Investments 144A 7.75% 10/28/20 #	2,805,000	3,087,267
Johnson (S.C.) & Son 144A 4.35% 9/30/44 #	1,600,000	1,613,112
PepsiCo 4.25% 10/22/44	3,695,000	3,694,667
Perrigo 5.30% 11/15/43	4,975,000	5,436,123
Sysco 4.50% 10/2/44	8,760,000	9,012,770
		41,284,688
Electric – 13.70%
AES Gener 144A 8.375% 12/18/73 #•	1,877,000	2,109,279
Alabama Power 4.15% 8/15/44	7,000,000	7,150,234
American Transmission Systems 144A 5.00% 9/1/44 #	5,200,000	5,372,032
Appalachian Power 4.40% 5/15/44	3,500,000	3,557,911
ComEd Financing III 6.35% 3/15/33	4,800,000	4,956,000
Consumers Energy 4.35% 8/31/64	5,300,000	5,402,931
Dynegy Finance I
144A 6.75% 11/1/19 #	755,000	782,369
144A 7.375% 11/1/22 #	860,000	910,525
144A 7.625% 11/1/24 #	430,000	456,337
El Paso Electric 3.30% 12/15/22	1,695,000	1,665,936
Electricite de France 144A 5.25% 1/29/49 #•	7,350,000	7,644,000
Enel 144A 8.75% 9/24/73 #•	1,485,000	1,741,163
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,520,974
Integrys Energy Group 6.11% 12/1/66 •	4,135,000	4,209,393
Oncor Electric Delivery 4.55% 12/1/41	602,000	656,907
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,280,239
Saudi Electricity Global Sukuk 144A 5.06% 4/8/43 #	5,900,000	6,014,342
South Carolina Electric & Gas 4.50% 6/1/64	12,600,000	12,942,317
State Grid Overseas Investment 2014 144A
4.125% 5/7/24 #	5,755,000	5,988,808
Transelec 144A 4.25% 1/14/25 #	1,730,000	1,742,700
Wisconsin Energy 6.25% 5/15/67 •	2,745,000	2,794,654
Wisconsin Power & Light 4.10% 10/15/44	3,500,000	3,523,786
		90,422,837
Energy – 8.07%
Anadarko Petroleum 4.50% 7/15/44	1,795,000	1,770,132
California Resources
144A 5.50% 9/15/21 #	675,000	689,344

4     NQ-464 [10/14] 12/14 (13636)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
California Resources
144A 6.00% 11/15/24 #	750,000	$766,875
CNOOC Nexen Finance 2014 4.25% 4/30/24	4,625,000	4,787,610
Continental Resources 4.90% 6/1/44	695,000	689,022
Ecopetrol 5.875% 5/28/45	1,745,000	1,801,713
Energy Transfer Equity 5.875% 1/15/24	1,555,000	1,640,525
ENI 144A 5.70% 10/1/40 #	3,450,000	3,898,817
ENSCO 4.50% 10/1/24	1,370,000	1,390,207
Enterprise Products Operating 5.10% 2/15/45	6,675,000	7,094,103
Hercules Offshore 144A 8.75% 7/15/21 #	1,380,000	897,000
Kinder Morgan Energy Partners 5.40% 9/1/44	2,045,000	2,010,527
Marathon Petroleum
4.75% 9/15/44	1,820,000	1,838,498
5.00% 9/15/54	5,870,000	5,914,589
Midstates Petroleum 9.25% 6/1/21	1,875,000	1,603,125
Noble Energy 5.25% 11/15/43	1,950,000	2,107,396
Ocean Rig UDW 144A 7.25% 4/1/19 #	2,355,000	2,025,300
Petrobras Global Finance 6.25% 3/17/24	785,000	836,622
Petroleos Mexicanos
144A 5.50% 6/27/44 #	1,405,000	1,471,738
6.375% 1/23/45	3,140,000	3,618,536
Talisman Energy 5.50% 5/15/42	6,545,000	6,421,633
		53,273,312
Finance Companies – 2.64%
Blackstone Holdings Finance 144A 5.00% 6/15/44 #	2,430,000	2,593,184
Carlyle Holdings II Finance 144A 5.625% 3/30/43 #	3,790,000	4,316,564
General Electric Capital 7.125% 12/29/49 •	4,000,000	4,675,000
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	1,915,000	1,906,270
KKR Group Finance III 144A 5.125% 6/1/44 #	3,735,000	3,944,997
		17,436,015
Insurance – 6.63%
Alleghany 4.90% 9/15/44	3,525,000	3,560,507
Allstate 5.75% 8/15/53 •	2,960,000	3,154,250
American International Group
4.50% 7/16/44	5,000,000	5,098,490
8.175% 5/15/58 •	3,210,000	4,373,625
Highmark 144A 6.125% 5/15/41 #	3,410,000	3,427,565
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	2,410,000	2,524,475
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	1,154,250
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,578,500
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,308,413

NQ-464 [10/14] 12/14 (13636)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
144A 4.90% 9/15/44 #	2,175,000	$2,315,013
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	1,950,000	1,964,309
Transatlantic Holdings 8.00% 11/30/39	704,000	990,311
Trinity Acquisition 6.125% 8/15/43	4,570,000	5,104,484
Voya Financial 5.65% 5/15/53 •	1,400,000	1,407,000
XL Group 6.50% 10/29/49 •	3,950,000	3,799,900
		43,761,092
Natural Gas – 6.91%
Enable Midstream Partners 144A 5.00% 5/15/44 #	6,320,000	6,402,716
Enbridge Energy Partners 8.05% 10/1/37 •	4,350,000	4,920,937
Energy Transfer Partners 5.95% 10/1/43	6,665,000	7,391,165
EnLink Midstream Partners 5.60% 4/1/44	7,830,000	8,743,362
Enterprise Products Operating 7.034% 1/15/68 •	2,830,000	3,150,647
Kinder Morgan Energy Partners 5.50% 3/1/44	1,475,000	1,482,229
Laclede Group 4.70% 8/15/44	5,750,000	5,970,616
ONE Gas 4.658% 2/1/44	3,500,000	3,884,724
TransCanada Pipelines 6.35% 5/15/67 •	3,600,000	3,645,000
		45,591,396
Real Estate Investment Trusts – 2.07%
Simon Property Group 4.25% 10/1/44	6,715,000	6,596,722
WEA Finance
144A 3.75% 9/17/24 #	3,500,000	3,550,911
144A 4.75% 9/17/44 #	3,415,000	3,524,632
		13,672,265
Technology – 1.54%
First Data 11.75% 8/15/21	1,893,750	2,229,891
First Data Holdings 144A PIK 14.50% 9/24/19 #❆	174,204	184,961
Motorola Solutions 5.50% 9/1/44	3,715,000	3,769,079
Seagate HDD Cayman 144A 4.75% 1/1/25 #	3,910,000	3,973,538
		10,157,469
Total Corporate Bonds (cost $552,147,681)		572,152,061

Municipal Bonds – 3.38%
California (Various Purposes)
5.00% 4/1/43	3,210,000	3,599,341
Chicago, Illinois O’Hare International Airport Revenue
(Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,829,610
Long Island Power Authority, New York Electric System
Revenue (Taxable Build America Bond)
5.85% 5/1/41	3,600,000	3,961,584

6     NQ-464 [10/14] 12/14 (13636)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
6.574% 7/1/45	2,225,000	$3,187,045
Metropolitan Transportation Authority, New York Revenue
Taxable Build America Bond (Transportation) Series A2
6.089% 11/15/40	3,205,000	4,145,956
Oregon Department of Transportation Highway User Tax
Revenue (Taxable Build America Bond-Subordinate Lien)
Series A 5.834% 11/15/34	1,605,000	1,998,177
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTE Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)	500,000	607,255
Total Municipal Bonds (cost $18,406,512)		22,328,968

Senior Secured Loans – 1.84%«
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	847,875	846,361
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,205,000	1,208,615
Clear Channel Communications Tranche B
3.804% 1/29/16	2,095,192	2,080,413
Drillships Financing Holding Tranche B1 6.00% 2/17/21	1,056,972	1,015,134
Houghton International 2nd Lien 9.50% 11/20/20	1,745,000	1,762,450
Immucor Tranche B2 5.00% 8/19/18	505,374	505,479
Quickrete 2nd Lien 7.00% 3/19/21	1,270,000	1,281,113
Rite Aid 2nd Lien 5.75% 8/3/20	1,815,000	1,827,856
Samson Investment 2nd Lien 5.00% 9/25/18	700,000	651,000
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	979,961	972,611
Total Senior Secured Loans (cost $12,160,977)		12,151,032

	Number of
	shares
Convertible Preferred Stock – 0.23%
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	18,300	1,544,063
Total Convertible Preferred Stock (cost $1,725,974)		1,544,063

Preferred Stock – 3.06%
Alabama Power 5.625%	16,200	403,380
Ally Financial
144A 7.00% #	3,390	3,412,035
8.50% •	40,000	1,059,200
DTE Energy 5.25%	175,000	4,277,000
Entergy Arkansas 4.90%	170,000	4,035,800

NQ-464 [10/14] 12/14 (13636)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Preferred Stock (continued)
Qwest 6.125%	93,600	$2,203,344
Regency Centers 6.625%	87,759	2,259,794
Regions Financial
6.375% •	58,500	1,497,600
6.375%	41,000	1,029,920
Total Preferred Stock (cost $19,843,759)		20,178,073

	Number of
	contracts
Options Purchased – 0.44%
Put Swaptions – 0.44%
Pay a fixed rate 2.58% and receive a floating rate based
on 3-month LIBOR, expiration date 10/17/16 (GSC)	57,000,000	1,502,583
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	10,900,000	240,357
Pay a fixed rate 4.01% and receive a floating rate based
on 3-month LIBOR, expiration date 5/17/16 (GSC)	12,500,000	296,275
Pay a fixed rate 4.09% and receive a floating rate based
on 3-month LIBOR, expiration date 2/7/18 (GSC)	15,700,000	797,829
Pay a fixed rate 4.78% and receive a floating rate based
on 3-month LIBOR, expiration date 9/16/16 (GSC)	6,950,000	38,836
Total Options Purchased (premium paid $4,379,300)		2,875,880

Total Value of Securities – 98.32%
(cost $625,721,190)		648,767,766

	Number of
	contracts
Option Written – (0.04%)
Put Swaption – (0.04%)
Pay a fixed rate 3.58% and receive a floating rate based
on 3-month LIBOR, expiration date 10/17/16 (GSC)	(28,500,000)	(282,983)

Total Option Written (premium received $259,523)		(282,983)
Receivables and Other Assets Net of Liabilities – 1.72%★		11,347,026
Net Assets – 100.00%		$659,831,809

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $201,998,016, which represents 30.61% of the Fund’s net assets.

✤	86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.

8     NQ-464 [10/14] 12/14 (13636)

(Unaudited)

❆	100% of the income received was in the form of additional cash.

★	Includes $1,709,000 cash collateral held for futures contracts.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2014.

The following futures contracts and swap contract were outstanding at Oct. 31, 2014:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
554	U.S. Treasury Ultra Bond	$85,631,616	$86,874,125	12/22/14	$1,242,509
177	U.S. Treasury 10 yr Notes	22,202,937	22,365,609	12/22/14	162,672
		$107,834,553			$1,405,181

Swap Contract
CDS Contract1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
BCLY	ICE-CDX.NA.HY.23	$9,750,000	5.00%	12/20/19	$(211,653)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-464 [10/14] 12/14 (13636)     9

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BNP – Banque Paribas
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
CLO – Collateralized Loan Obligation
GSC – Goldman Sachs Capital
HY – High Yield
ICE – IntercontinentalExchange, Inc.
PIK – Pay-in-kind
yr – Year

10     NQ-464 [10/14] 12/14 (13636)

Notes
Delaware Extended Duration Bond Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-464 [10/14] 12/14 (13636)     11

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$15,264,115	$15,264,115
Corporate Debt	—	574,425,635	574,425,635
Municipal Bonds	—	22,328,968	22,328,968
Senior Secured Loans	—	12,151,032	12,151,032
Convertible Preferred Stock	—	1,544,063	1,544,063
Preferred Stock[1]	16,766,038	3,412,035	20,178,073
Options Purchased	—	2,875,880	2,875,880
Total	$16,766,038	$632,001,728	$648,767,766
Futures Contracts	$1,405,181	$—	$1,405,181
Swap Contract	—	(211,653)	(211,653)
Option Written	—	(282,983)	(282,983)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	83.09%	16.91%	100.00%

12     NQ-464 [10/14] 12/14 (13636)

(Unaudited)

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-464 [10/14] 12/14 (13636)     13

Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.26%
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	747,000	$1,672,813
Total Convertible Bond (cost $1,057,005)		1,672,813

Corporate Bonds – 85.29%
Automotive – 1.99%
Chassix 144A 9.25% 8/1/18 #	2,350,000	2,291,250
General Motors
4.875% 10/2/23	1,350,000	1,452,937
6.25% 10/2/43	1,875,000	2,240,625
International Automotive Components Group 144A
9.125% 6/1/18 #	2,598,000	2,721,405
Meritor
6.25% 2/15/24	1,035,000	1,060,875
6.75% 6/15/21	1,800,000	1,908,000
Tupy Overseas 144A 6.625% 7/17/24 #	1,225,000	1,246,437
		12,921,529
Banking – 3.72%
Bank of America
6.25% 9/29/49 •	885,000	888,319
6.50% 10/23/49 •	1,935,000	1,993,050
Barclays Bank 7.625% 11/21/22	3,065,000	3,344,681
Credit Suisse Group 144A 7.50% 12/11/49 #•	3,010,000	3,206,553
HSBC Holdings 6.375% 12/29/49 •	2,960,000	3,022,900
JPMorgan Chase 6.75% 1/29/49 •	3,415,000	3,615,119
Lloyds Banking Group 7.50% 4/30/49 •	3,210,000	3,346,425
Popular 7.00% 7/1/19	4,653,000	4,711,163
		24,128,210
Basic Industry – 10.52%
AK Steel
7.625% 5/15/20	3,352,000	3,393,900
7.625% 10/1/21	1,475,000	1,482,375
ArcelorMittal 6.125% 6/1/18	2,080,000	2,230,800
Arch Coal 144A 8.00% 1/15/19 #	2,869,000	1,879,195
Builders FirstSource 144A 7.625% 6/1/21 #	3,431,000	3,576,817
Cemex 144A 7.25% 1/15/21 #	3,835,000	4,146,594
CPG Merger Sub 144A 8.00% 10/1/21 #	2,970,000	3,059,100
First Quantum Minerals
144A 6.75% 2/15/20 #	1,580,000	1,536,550
144A 7.00% 2/15/21 #	1,580,000	1,558,275
144A 7.25% 5/15/22 #	1,600,000	1,564,000
FMG Resources August 2006 144A 6.875% 4/1/22 #	3,314,000	3,434,133
Hardwoods Acquisition 144A 7.50% 8/1/21 #	2,045,000	2,075,675

NQ-137 [10/14] 12/14 (13639)     1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
HD Supply 11.50% 7/15/20	2,815,000	$3,290,031
JMC Steel Group 144A 8.25% 3/15/18 #	2,435,000	2,480,656
Kissner Milling 144A 7.25% 6/1/19 #	2,560,000	2,617,600
LSB Industries 7.75% 8/1/19	2,340,000	2,508,948
Lundin Mining 144A 7.875% 11/1/22 #	3,050,000	3,179,625
New Gold 144A 6.25% 11/15/22 #	3,060,000	3,006,450
Nortek 8.50% 4/15/21	2,115,000	2,284,200
NOVA Chemicals 144A 5.00% 5/1/25 #	1,720,000	1,780,200
Polymer Group 144A 6.875% 6/1/19 #	3,535,000	3,504,069
Ryerson
9.00% 10/15/17	1,927,000	2,032,985
11.25% 10/15/18	532,000	582,540
Sappi Papier Holding 144A 6.625% 4/15/21 #	200,000	209,000
Steel Dynamics 144A 5.50% 10/1/24 #	1,850,000	1,961,000
TPC Group 144A 8.75% 12/15/20 #	3,715,000	3,905,394
Wise Metals Group 144A 8.75% 12/15/18 #	1,345,000	1,459,325
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	905,000	985,319
WR Grace
144A 5.125% 10/1/21 #	1,180,000	1,232,368
144A 5.625% 10/1/24 #	1,180,000	1,247,850
		68,204,974
Capital Goods – 6.22%
Accudyne Industries 144A 7.75% 12/15/20 #	3,060,000	3,197,700
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	2,625,000	2,595,469
BWAY Holding 144A 9.125% 8/15/21 #	5,085,000	5,301,113
Consolidated Container 144A 10.125% 7/15/20 #	2,654,000	2,508,030
Gardner Denver 144A 6.875% 8/15/21 #	3,180,000	3,331,050
Gates Global 144A 6.00% 7/15/22 #	5,075,000	4,948,125
Milacron 144A 7.75% 2/15/21 #	2,970,000	3,103,650
Plastipak Holdings 144A 6.50% 10/1/21 #	2,340,000	2,421,900
Reynolds Group Issuer 8.25% 2/15/21	3,190,000	3,445,200
Signode Industrial Group 144A 6.375% 5/1/22 #	2,885,000	2,805,663
TransDigm
6.00% 7/15/22	3,575,000	3,633,094
6.50% 7/15/24	2,960,000	3,063,600
		40,354,594
Consumer Cyclical – 4.91%
BI-LO 144A PIK 8.625% 9/15/18 #❆	3,375,000	3,045,937
DBP Holding 144A 7.75% 10/15/20 #	2,019,000	1,812,053
K. Hovnanian Enterprises 144A 8.00% 11/1/19 #	1,620,000	1,636,200
Landry’s 144A 9.375% 5/1/20 #	4,786,000	5,138,967
Men’s Wearhouse 144A 7.00% 7/1/22 #	1,880,000	1,957,550

2     NQ-137 [10/14] 12/14 (13639)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Michaels Stores 144A 5.875% 12/15/20 #	2,405,000	$2,441,075
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,500,000	1,507,500
Pantry 8.375% 8/1/20	2,846,000	3,002,530
Party City Holdings 8.875% 8/1/20	3,208,000	3,496,720
PC Nextco Holdings 8.75% 8/15/19	1,600,000	1,632,000
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	2,107,000	2,107,000
Rite Aid 6.75% 6/15/21	3,190,000	3,421,275
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	705,000	641,550
		31,840,357
Consumer Non-Cyclical – 1.86%
Crestview DS Merger Sub II 10.00% 9/1/21	2,015,000	2,236,650
Darling Ingredients 5.375% 1/15/22	1,140,000	1,147,125
JBS Investments 144A 7.75% 10/28/20 #	3,270,000	3,599,060
Prestige Brands 144A 5.375% 12/15/21 #	2,106,000	2,048,085
Spectrum Brands
6.375% 11/15/20	590,000	628,350
6.625% 11/15/22	2,235,000	2,408,213
		12,067,483
Energy – 15.06%
Baytex Energy
144A 5.125% 6/1/21 #	620,000	607,600
144A 5.625% 6/1/24 #	2,880,000	2,790,000
California Resources
144A 5.50% 9/15/21 #	3,310,000	3,380,337
144A 6.00% 11/15/24 #	1,890,000	1,932,525
Calumet Specialty Products Partners 7.625% 1/15/22	4,575,000	4,689,375
Chaparral Energy
7.625% 11/15/22	1,445,000	1,416,100
8.25% 9/1/21	1,621,000	1,637,210
CHC Helicopter 9.375% 6/1/21	2,938,000	3,136,315
Chesapeake Energy
4.875% 4/15/22	3,835,000	3,941,421
5.75% 3/15/23	770,000	847,000
Compressco Partners 144A 7.25% 8/15/22 #	3,240,000	3,215,700
Energy Transfer Equity 5.875% 1/15/24	1,420,000	1,498,100
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	3,125,000	2,476,563
Exterran Partners 6.00% 4/1/21	3,280,000	3,181,600
FTS International 144A 6.25% 5/1/22 #	3,310,000	3,144,500
Genesis Energy 5.75% 2/15/21	905,000	910,656
Halcon Resources
8.875% 5/15/21	1,395,000	1,150,875
9.75% 7/15/20	4,890,000	4,104,544

NQ-137 [10/14] 12/14 (13639)     3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Hercules Offshore
144A 6.75% 4/1/22 #	2,905,000	$1,717,581
144A 7.50% 10/1/21 #	1,490,000	934,975
144A 8.75% 7/15/21 #	905,000	588,250
Key Energy Services 6.75% 3/1/21	4,091,000	3,661,445
Laredo Petroleum
5.625% 1/15/22	2,590,000	2,564,100
7.375% 5/1/22	688,000	718,960
Linn Energy
6.50% 5/15/19	1,520,000	1,428,800
6.50% 9/15/21	1,395,000	1,283,400
Midstates Petroleum 9.25% 6/1/21	5,260,000	4,497,300
Murphy Oil USA 6.00% 8/15/23	2,915,000	3,068,037
Northern Blizzard Resources 144A 7.25% 2/1/22 #	1,988,000	1,898,540
Northern Oil & Gas 8.00% 6/1/20	2,825,000	2,648,437
NuStar Logistics 6.75% 2/1/21	2,000,000	2,185,000
Oasis Petroleum 6.875% 3/15/22	4,540,000	4,744,300
Ocean Rig UDW 144A 7.25% 4/1/19 #	4,570,000	3,930,200
Offshore Group Investment 7.125% 4/1/23	765,000	634,950
PDC Energy 7.75% 10/15/22	1,757,000	1,854,022
Pioneer Energy Services 144A 6.125% 3/15/22 #	1,215,000	1,132,987
Regency Energy Partners 5.875% 3/1/22	3,090,000	3,306,300
Samson Investment 9.75% 2/15/20	4,198,000	3,127,510
SandRidge Energy 8.125% 10/15/22	3,957,000	3,600,870
Triangle USA Petroleum 144A 6.75% 7/15/22 #	1,795,000	1,579,600
Ultra Petroleum 144A 6.125% 10/1/24 #	830,000	789,537
Warren Resources 144A 9.00% 8/1/22 #	1,865,000	1,683,163
		97,638,685
Financials – 1.37%
Consolidated Energy Finance 144A 6.75% 10/15/19 #	2,476,000	2,531,710
Infinity Acquisition 144A 7.25% 8/1/22 #	3,675,000	3,454,500
Nuveen Investments 144A 9.50% 10/15/20 #	2,371,000	2,898,547
		8,884,757
Healthcare – 5.90%
Amsurg 144A 5.625% 7/15/22 #	1,700,000	1,769,913
Community Health Systems
144A 6.875% 2/1/22 #	3,485,000	3,768,156
7.125% 7/15/20	705,000	764,044
8.00% 11/15/19	184,000	199,180
Crimson Merger Sub 144A 6.625% 5/15/22 #	2,040,000	1,909,950
DaVita HealthCare Partners 5.125% 7/15/24	3,560,000	3,637,875
Immucor 11.125% 8/15/19	2,215,000	2,425,425

4     NQ-137 [10/14] 12/14 (13639)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Kinetic Concepts
10.50% 11/1/18	2,111,000	$2,332,655
12.50% 11/1/19	1,420,000	1,572,650
Mallinckrodt International Finance 4.75% 4/15/23	1,705,000	1,641,063
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	1,510,000	1,583,613
Par Pharmaceutical 7.375% 10/15/20	6,121,000	6,534,167
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	2,610,000	2,831,850
Tenet Healthcare
144A 5.00% 3/1/19 #	2,145,000	2,153,044
6.00% 10/1/20	1,455,000	1,567,763
8.125% 4/1/22	1,845,000	2,119,444
Valeant Pharmaceuticals International 144A
6.375% 10/15/20 #	1,411,000	1,453,330
		38,264,122
Insurance – 2.33%
American International Group 8.175% 5/15/58 •	2,770,000	3,774,125
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	2,920,000	3,058,700
Hub Holdings 144A PIK 8.125% 7/15/19 #❆	900,000	897,750
Onex USI Acquisition 144A 7.75% 1/15/21 #	3,160,000	3,215,300
XL Group 6.50% 10/29/49 •	4,332,000	4,167,384
		15,113,259
Media – 9.91%
Altice 144A 7.75% 5/15/22 #	2,520,000	2,652,300
CBS Outdoor Americas Capital 144A 5.875% 3/15/25 #	1,930,000	2,031,325
CCO Holdings 5.25% 9/30/22	2,291,000	2,313,910
CCOH Safari
5.50% 12/1/22	1,900,000	1,923,750
5.75% 12/1/24	3,390,000	3,417,544
Columbus International 144A 7.375% 3/30/21 #	4,715,000	5,015,581
CSC Holdings 144A 5.25% 6/1/24 #	3,820,000	3,839,100
DISH DBS 5.00% 3/15/23	1,085,000	1,083,644
Gannett
144A 4.875% 9/15/21 #	595,000	600,950
144A 5.50% 9/15/24 #	2,080,000	2,152,800
Gray Television 7.50% 10/1/20	4,625,000	4,862,031
iHeartMedia
144A 9.00% 9/15/22 #	3,350,000	3,375,125
PIK 14.00% 2/1/21 ✤	3,080,500	2,687,736
MDC Partners 144A 6.75% 4/1/20 #	3,340,000	3,477,775
Media General Financing 144A 5.875% 11/15/22 #	1,940,000	1,959,400
Mediacom Broadband 5.50% 4/15/21	930,000	949,763

NQ-137 [10/14] 12/14 (13639)     5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Numericable Group
144A 6.00% 5/15/22 #	3,435,000	$3,516,581
144A 6.25% 5/15/24 #	485,000	499,550
RCN Telecom Services 144A 8.50% 8/15/20 #	2,240,000	2,357,600
Sinclair Television Group 144A 5.625% 8/1/24 #	2,220,000	2,203,350
Unitymedia KabelBW 144A 6.125% 1/15/25 #	3,410,000	3,567,713
Virgin Media Finance
144A 6.00% 10/15/24 #	1,000,000	1,043,750
144A 6.375% 4/15/23 #	3,485,000	3,702,813
VTR Finance 144A 6.875% 1/15/24 #	4,740,000	4,988,850
		64,222,941
Services – 5.87%
AECOM Technology
144A 5.75% 10/15/22 #	1,175,000	1,239,625
144A 5.875% 10/15/24 #	1,430,000	1,515,800
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	5,007,000	4,956,930
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	1,980,000	1,848,825
Covanta Holding 5.875% 3/1/24	3,350,000	3,475,625
Geo Group 5.875% 10/15/24	1,975,000	2,044,125
Mattamy Group 144A 6.50% 11/15/20 #	3,910,000	3,978,425
MCE Finance 144A 5.00% 2/15/21 #	1,500,000	1,485,000
Navios South American Logistics 144A 7.25% 5/1/22 #	3,015,000	3,045,150
Pinnacle Entertainment
6.375% 8/1/21	1,330,000	1,429,750
7.75% 4/1/22	1,065,000	1,168,837
Stena 144A 7.00% 2/1/24 #	3,300,000	3,300,000
United Rentals North America 5.75% 11/15/24	3,265,000	3,432,331
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	1,150,000	1,221,875
Watco 144A 6.375% 4/1/23 #	1,505,000	1,535,100
West 144A 5.375% 7/15/22 #	2,410,000	2,343,725
		38,021,123
Technology & Electronics – 4.46%
BMC Software Finance 144A 8.125% 7/15/21 #	1,690,000	1,626,625
CommScope 144A 5.50% 6/15/24 #	3,320,000	3,373,950
Entegris 144A 6.00% 4/1/22 #	3,320,000	3,394,700
First Data
11.25% 1/15/21	2,409,000	2,782,395
11.75% 8/15/21	4,526,750	5,330,248
First Data Holdings 144A PIK 14.50% 9/24/19 #❖	189,638	201,348
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	4,945,000	5,031,537
j2 Global 8.00% 8/1/20	2,953,000	3,196,623

6     NQ-137 [10/14] 12/14 (13639)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
NCR 6.375% 12/15/23	2,105,000	$2,231,300
Viasystems 144A 7.875% 5/1/19 #	1,654,000	1,761,510
		28,930,236
Telecommunications – 8.34%
CenturyLink 6.75% 12/1/23	1,810,000	2,015,887
Cogent Communications Finance 144A 5.625% 4/15/21 #	3,020,000	2,959,600
Digicel Group
144A 7.125% 4/1/22 #	1,465,000	1,475,987
144A 8.25% 9/30/20 #	4,900,000	5,145,000
Hughes Satellite Systems 7.625% 6/15/21	2,494,000	2,787,045
Intelsat Luxembourg
7.75% 6/1/21	2,620,000	2,747,725
8.125% 6/1/23	8,180,000	8,732,150
Level 3 Escrow II 144A 5.375% 8/15/22 #	3,345,000	3,411,900
Sprint
144A 7.125% 6/15/24 #	3,225,000	3,325,781
144A 7.25% 9/15/21 #	3,360,000	3,561,600
144A 7.875% 9/15/23 #	2,040,000	2,213,400
T-Mobile USA
6.00% 3/1/23	1,115,000	1,151,237
6.125% 1/15/22	935,000	972,400
6.25% 4/1/21	1,440,000	1,508,400
6.375% 3/1/25	1,955,000	2,013,650
Wind Acquisition Finance
144A 4.75% 7/15/20 #	1,515,000	1,484,700
144A 7.375% 4/23/21 #	2,900,000	2,842,000
Windstream
7.50% 6/1/22	1,633,000	1,741,186
7.75% 10/1/21	1,820,000	1,956,500
Zayo Group 10.125% 7/1/20	1,791,000	1,994,726
		54,040,874
Utilities – 2.83%
AES Gener 144A 8.375% 12/18/73 #•	1,317,000	1,479,979
Calpine 5.375% 1/15/23	2,745,000	2,775,881
DPL
144A 6.75% 10/1/19 #	1,300,000	1,348,750
7.25% 10/15/21	1,000,000	1,067,500
Dynegy 5.875% 6/1/23	1,820,000	1,792,700
Dynegy Finance I
144A 6.75% 11/1/19 #	970,000	1,005,163
144A 7.375% 11/1/22 #	1,525,000	1,614,594
144A 7.625% 11/1/24 #	1,530,000	1,623,713

NQ-137 [10/14] 12/14 (13639)     7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Elwood Energy 8.159% 7/5/26	1,405,170	$1,573,790
Enel 144A 8.75% 9/24/73 #•	3,443,000	4,036,917
		18,318,987
Total Corporate Bonds (cost $550,964,036)		552,952,131

Senior Secured Loans – 6.41%«
Applied Systems 2nd Lien 7.50% 1/15/22	3,840,349	3,846,352
Ashland Water 2nd Lien 7.75% 7/2/22	1,200,000	1,175,400
Atkore International 2nd Lien 7.75% 9/27/21	1,700,000	1,680,875
Azure Midstream Tranche B 6.50% 10/21/18	693,262	679,813
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	3,525,000	3,535,575
Borgata Tranche B 1st Lien 6.75% 8/15/18	2,961,126	2,974,543
Clear Channel Communications Tranche D
6.904% 1/30/19	1,695,000	1,605,589
Flint Group 2nd Lien 8.25% 5/2/22	3,470,000	3,339,875
Gentiva Health Services Tranche B 6.50% 10/10/19	2,406,813	2,414,334
Hostess Brands 1st Lien 6.75% 3/12/20	3,253,650	3,322,790
LTS Buyer 2nd Lien 8.00% 3/15/21	471,213	469,445
Mauser Holdings 2nd Lien 8.25% 6/30/22	3,510,000	3,479,288
Moxie Liberty Tranche B 7.50% 8/21/20	1,695,000	1,728,900
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/19/20	1,675,000	1,691,750
Otterbox Tranche B 5.75% 5/30/20	2,553,600	2,532,852
Polymer Group Tranche B 5.25% 12/13/19	2,704,563	2,710,480
Rite Aid 2nd Lien 5.75% 8/3/20	1,586,000	1,597,234
Samson Investment 2nd Lien 5.00% 9/25/18	1,395,000	1,297,350
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19	1,642,494	1,478,244
Total Senior Secured Loans (cost $42,145,992)		41,560,689

	Number of
	Shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Convertible Preferred Stock – 0.07%
SandRidge Energy 7.00% exercise price $7.76,
expiration date 12/31/49	5,200	438,750
Total Convertible Preferred Stock (cost $459,108)		438,750

Preferred Stock – 1.80%
Ally Financial 144A 7.00% #	6,500	6,542,250

8     NQ-137 [10/14] 12/14 (13639)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Preferred Stock (continued)
GMAC Capital Trust I 8.125% •	73,000	$1,951,290
Regions Financial 6.375%	126,000	3,165,120
Total Preferred Stock (cost $9,991,686)		11,658,660

	Principal amount°
Short-Term Investments – 6.02%
Repurchase Agreements – 6.02%
Bank of America Merrill Lynch
0.06%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $12,462,335 (collateralized by U.S.
government obligations 0.00%–2.75%
2/15/19–1/15/26 market value $12,711,518)	12,462,273	12,462,273
Bank of Montreal
0.07%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $2,077,058 (collateralized by U.S.
government obligations 0.00%–11.25%
10/31/14–5/15/44 market value $2,118,587)	2,077,045	2,077,045
BNP Paribas
0.11%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $24,535,906 (collateralized by U.S.
government obligations 0.00%–4.375%
8/31/15–11/15/42 market value $25,026,420)	24,535,682	24,535,682
Total Short-Term Investments (cost $39,075,000)		39,075,000

Total Value of Securities – 99.85%
(cost $643,821,489)		$647,358,043

Receivables and Other Assets Net of Liabilities – 0.15%		977,715
Net Assets – 100.00%		$648,335,758

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $312,256,960, which represents 48.16% of the Fund’s net assets.

✤	86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
❖	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Oct. 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-137 [10/14] 12/14 (13639)     9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2014.

The following futures contracts and swap contracts were outstanding at Oct. 31, 2014:

Futures Contracts

		Notional			Unrealized
Contracts to		Cost	Notional	Expiration	Appreciation
Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(35)	U.S. Treasury 2 yr Notes	$(7,661,682)	$(7,684,688)	1/2/15	$(23,005)
(64)	U.S. Treasury 5 yr Notes	(7,594,319)	(7,643,500)	1/2/15	(49,182)
		$(15,256,001)			$(72,187)

Swap Contracts
CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
BNP	ICE-CDX.NA.HY.23	15,950,000	5.00%	12/20/19	$(462,546)

The use of futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

PIK – Pay in kind bond.

10     NQ-137 [10/14] 12/14 (13639)

Notes
Delaware High-Yield Opportunities Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-137 [10/14] 12/14 (13639)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$554,624,944	$—	$554,624,944
Senior Secured Loans[1]	—	39,868,939	1,691,750	41,560,689
Common Stock	—	—	—	—
Convertible Preferred Stock	—	438,750	—	438,750
Preferred Stock[1]	5,116,410	6,542,250	—	11,658,660
Short-Term Investments	—	39,075,000	—	39,075,000

Total	$5,116,410	$640,549,883	$1,691,750	$647,358,043
Futures Contracts	(72,187)	—	—	(72,187)
Swap Contracts	$—	$(462,546)	$—	$(462,546)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	95.93%	4.07%	100.00%
Preferred Stock	43.89%	56.11%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

12     NQ-137 [10/14] 12/14 (13639)

(Unaudited)

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [10/14] 12/14 (13639)     13

Schedule of investments
Delaware Diversified Floating Rate Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.16%
Fannie Mae REMICs
Series 2004-36 FA 0.552% 5/25/34 •	56,572	$56,876
Series 2005-66 FD 0.452% 7/25/35 •	68,153	68,319
Series 2005-106 QF 0.662% 12/25/35 •	378,529	382,635
Series 2006-105 FB 0.572% 11/25/36 •	43,836	44,127
Series 2007-109 NF 0.702% 12/25/37 •	29,362	29,697
Freddie Mac REMICs
Series 3067 FA 0.503% 11/15/35 •	114,544	114,936
Series 3239 EF 0.503% 11/15/36 •	96,062	96,397
Series 3241 FM 0.533% 11/15/36 •	10,056	10,109
Series 3780 LF 0.553% 3/15/29 •	16,848	16,870
Total Agency Collateralized Mortgage Obligations (cost $810,893)		819,966

Agency Mortgage-Backed Security – 0.00%
Freddie Mac ARM
2.375% 2/1/35 •	18,925	20,301
Total Agency Mortgage-Backed Security (cost $19,989)		20,301

Convertible Bonds – 1.03%
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	53,000	55,319
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	341,000	352,935
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	352,000	332,420
Chesapeake Energy
2.25% exercise price $80.36, expiration date 12/14/38	83,000	79,057
2.50% exercise price $47.77, expiration date 5/15/37	51,000	50,809
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	37,000	43,059
Energy XXI Bermuda 144A 3.00% exercise price $40.40,
expiration date 12/13/18 #	350,000	250,469
General Cable 4.50% exercise price $35.33, expiration
date 11/15/29 ϕ	432,000	287,010
Gilead Sciences 1.625% exercise price $22.71, expiration
date 4/29/16	22,000	108,254
Jefferies Group 3.875% exercise price $45.19, expiration
date 10/31/29	544,000	569,500
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	454,000	472,160
MGM Resorts International 4.25% exercise price $18.58,
expiration date 4/10/15	139,000	178,615
Mylan 3.75% exercise price $13.32, expiration date
9/15/15	13,000	52,325

NQ-215 [10/14] 12/14 (13640)     1

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	330,000	$323,606
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	200,000	241,375
SanDisk 1.50% exercise price $51.36, expiration date
8/11/17	289,000	550,003
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	98,000	75,583
TPG Specialty Lending 144A 4.50% exercise price $25.83,
expiration date 12/15/19 #	127,000	121,999
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	208,000	188,110
Vector Group 1.75% exercise price $25.87, expiration date
4/15/20	397,000	429,753
VeriSign 4.086% exercise price $34.37, expiration date
8/15/37	239,000	429,752
Total Convertible Bonds (cost $5,107,110)		5,192,113

Corporate Bonds – 60.23%
Banking – 11.83%
Australia & New Zealand Banking Group 144A
0.609% 1/10/17 #•	2,250,000	2,258,084
Banco de Costa Rica 144A 5.25% 8/12/18 #	205,000	211,335
Banco Santander Mexico 144A 5.95% 1/30/24 #•	375,000	400,313
Bank of America
0.49% 10/14/16 •	575,000	573,211
0.703% 11/14/16 •	3,400,000	3,403,080
1.271% 1/15/19 •	2,175,000	2,204,071
4.25% 10/22/26	945,000	940,172
6.25% 9/29/49 •	515,000	516,931
Bank of Montreal 0.751% 7/15/16 •	2,220,000	2,233,469
Bank of New York Mellon 0.715% 9/11/19 •	2,600,000	2,606,815
Barclays 4.375% 9/11/24	235,000	228,331
Barclays Bank 7.625% 11/21/22	400,000	436,500
BB&T 1.094% 6/15/18 •	2,086,000	2,118,441
BBVA Banco Continental 144A 5.00% 8/26/22 #	270,000	285,255
BBVA Bancomer
144A 6.50% 3/10/21 #	395,000	440,425
144A 7.25% 4/22/20 #	100,000	114,310
Branch Banking & Trust
0.535% 5/23/17 •	1,405,000	1,396,429
0.554% 9/13/16 •	775,000	773,706
3.80% 10/30/26	935,000	950,670
CoBank 144A 0.834% 6/15/22 #•	75,000	71,104

2     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.625% 12/1/23	400,000	$421,190
Credit Suisse
3.00% 10/29/21	250,000	247,679
3.625% 9/9/24	260,000	261,278
144A 6.50% 8/8/23 #	515,000	569,075
Credit Suisse Group 144A 6.25% 12/29/49 #•	230,000	224,365
Export-Import Bank of China 144A 2.50% 7/31/19 #	1,005,000	1,006,529
Export-Import Bank of Korea 0.98% 1/14/17 •	2,250,000	2,262,987
Fifth Third Bank 0.645% 2/26/16 •	3,355,000	3,364,042
Goldman Sachs Group
1.433% 4/30/18 •	710,000	721,378
6.15% 4/1/18	515,000	582,221
HBOS 144A 6.75% 5/21/18 #	1,000,000	1,124,878
HSBC Bank 144A 0.874% 5/15/18 #•	1,400,000	1,412,954
HSBC Holdings 5.625% 12/29/49 •	365,000	371,387
ING Bank 144A 5.80% 9/25/23 #	365,000	406,932
JPMorgan Chase
3.875% 9/10/24	1,140,000	1,133,961
6.75% 1/29/49 •	465,000	492,249
Lloyds Banking Group 7.50% 4/30/49 •	830,000	865,275
Morgan Stanley
1.083% 1/24/19 •	1,715,000	1,728,864
1.485% 2/25/16 •	930,000	941,821
1.514% 4/25/18 •	1,735,000	1,775,221
4.35% 9/8/26	715,000	717,930
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	765,000	780,087
PNC Bank 3.30% 10/30/24	565,000	564,048
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #•	2,500,000	2,403,125
Santander Holdings USA 3.45% 8/27/18	495,000	516,870
Santander UK 144A 5.00% 11/7/23 #	890,000	945,088
Siam Commercial Bank 144A 3.50% 4/7/19 #	405,000	415,923
SunTrust Bank 0.525% 8/24/15 •	985,000	984,903
Svenska Handelsbanken 0.683% 3/21/16 •	615,000	617,783
Toronto-Dominion Bank 0.783% 4/30/18 •	1,325,000	1,333,601
U.S. Bancorp 0.724% 11/15/18 •	4,340,000	4,377,189
USB Capital IX 3.50% 10/29/49 •	440,000	359,788
USB Realty 144A 1.378% 12/22/49 #•	300,000	277,500
Wells Fargo
0.761% 7/20/16 •	1,480,000	1,487,051
4.10% 6/3/26	700,000	710,971

NQ-215 [10/14] 12/14 (13640)     3

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Woori Bank
144A 2.875% 10/2/18 #	200,000	$205,460
144A 4.75% 4/30/24 #	200,000	207,766
Zions Bancorp 4.50% 6/13/23	420,000	442,342
		59,424,363
Basic Industry – 1.51%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	600,000	600,000
Celanese U.S. Holdings 4.625% 11/15/22	485,000	491,063
CF Industries 7.125% 5/1/20	250,000	300,939
Dow Chemical
3.50% 10/1/24	290,000	286,400
8.55% 5/15/19	140,000	176,500
Fibria Overseas Finance 5.25% 5/12/24	385,000	393,547
FMG Resources August 2006 144A 6.875% 4/1/22 #	475,000	492,219
Georgia-Pacific 8.00% 1/15/24	400,000	541,006
Gerdau Holdings 144A 7.00% 1/20/20 #	370,000	422,244
OCP 144A 5.625% 4/25/24 #	925,000	972,591
Rio Tinto Finance USA 1.075% 6/17/16 •	995,000	1,003,287
Rock-Tenn 3.50% 3/1/20	640,000	654,867
Rockwood Specialties Group 4.625% 10/15/20	220,000	230,505
Weyerhaeuser 4.625% 9/15/23	590,000	628,824
Yamana Gold 144A 4.95% 7/15/24 #	420,000	411,576
		7,605,568
Brokerage – 0.48%
Jefferies Group 5.125% 1/20/23	875,000	928,782
Lazard Group 4.25% 11/14/20	1,405,000	1,491,295
		2,420,077
Capital Goods – 2.19%
Cemex 144A 4.981% 10/15/18 #•	1,535,000	1,591,795
Crane
2.75% 12/15/18	145,000	147,637
4.45% 12/15/23	630,000	668,606
Ingersoll-Rand Luxembourg Finance 3.55% 11/1/24	450,000	444,960
OAS Finance 144A 8.00% 7/2/21 #	200,000	187,500
Reynolds Group Issuer 8.25% 2/15/21	1,405,000	1,517,400
Rockwell Collins 0.584% 12/15/16 •	3,520,000	3,525,572
Textron 3.875% 3/1/25	230,000	230,871
Tyco Electronics Group 0.433% 1/29/16 •	2,670,000	2,669,648
		10,983,989
Communications – 6.29%
America Movil 1.235% 9/12/16 •	1,715,000	1,732,514

4     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
AT&T
0.905% 3/11/19 •	2,200,000	$2,214,597
1.148% 11/27/18 •	295,000	300,371
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	670,000	723,386
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	900,000	904,777
CenturyLink 5.80% 3/15/22	225,000	239,625
Cisco Systems 0.734% 3/1/19 •	1,875,000	1,888,202
Columbus International 144A 7.375% 3/30/21 #	1,020,000	1,085,025
Comcast 3.375% 2/15/25	210,000	212,180
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	757,896
Digicel Group 144A 8.25% 9/30/20 #	595,000	624,750
DIRECTV Holdings 4.45% 4/1/24	1,520,000	1,588,912
ENTEL Chile 144A 4.875% 10/30/24 #	285,000	295,912
Historic TW 6.875% 6/15/18	400,000	467,847
Mobile Telesystems 144A 8.625% 6/22/20 #	660,000	721,314
NBCUniversal Enterprise 144A 0.916% 4/15/18 #•	2,910,000	2,939,918
Omnicom Group 3.65% 11/1/24	1,375,000	1,368,733
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	218,575
144A 2.898% 10/15/19 #	475,000	476,262
SES 144A 3.60% 4/4/23 #	1,100,000	1,124,173
Telefonica Emisiones 4.57% 4/27/23	1,440,000	1,525,074
Telemar Norte Leste 144A 5.50% 10/23/20 #	205,000	201,925
Time Warner Cable
4.00% 9/1/21	410,000	434,780
8.25% 4/1/19	1,190,000	1,479,145
Turk Telekomunikasyon 144A 3.75% 6/19/19 #	610,000	609,216
Verizon Communications
0.632% 6/9/17 •	1,150,000	1,151,033
1.984% 9/14/18 •	2,770,000	2,901,129
2.00% 11/1/16	385,000	391,987
5.15% 9/15/23	585,000	655,607
Viacom
3.25% 3/15/23	830,000	803,330
3.875% 4/1/24	290,000	290,675
Vodafone Group 0.617% 2/19/16 •	1,300,000	1,303,038
		31,631,908
Consumer Cyclical – 5.28%
American Honda Finance 144A 0.61% 5/26/16 #•	1,430,000	1,436,484
Carnival 1.20% 2/5/16	305,000	305,451

NQ-215 [10/14] 12/14 (13640)     5

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Daimler Finance North America
144A 0.572% 8/1/17 #•	3,420,000	$3,417,678
144A 0.584% 3/10/17 #•	1,200,000	1,201,816
Delphi 6.125% 5/15/21	265,000	288,850
Expedia 4.50% 8/15/24	385,000	385,433
General Motors 3.50% 10/2/18	2,250,000	2,328,750
Host Hotels & Resorts
3.75% 10/15/23	1,415,000	1,403,833
4.75% 3/1/23	40,000	42,349
Hyundai Capital America
144A 2.55% 2/6/19 #	220,000	221,913
144A 4.00% 6/8/17 #	310,000	328,498
International Game Technology 5.35% 10/15/23	800,000	815,897
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	554,813
Lowe’s 0.654% 9/10/19 •	2,645,000	2,648,148
Magna International 3.625% 6/15/24	1,550,000	1,567,837
PACCAR Financial 0.833% 12/6/18 •	2,000,000	2,014,112
QVC 4.375% 3/15/23	545,000	541,585
Signet UK Finance 4.70% 6/15/24	700,000	713,252
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	635,000	638,459
TRW Automotive 144A 4.45% 12/1/23 #	1,205,000	1,208,013
Tupy Overseas 144A 6.625% 7/17/24 #	400,000	407,000
Volkswagen International Finance 144A
0.671% 11/18/16 #•	3,745,000	3,763,601
Wyndham Worldwide 3.90% 3/1/23	290,000	285,733
		26,519,505
Consumer Non-Cyclical – 6.98%
Anheuser-Busch InBev Finance 0.632% 2/1/19 •	2,615,000	2,615,594
Aramark Services 5.75% 3/15/20	1,300,000	1,365,000
Bayer U.S. Finance
144A 0.51% 10/6/17 #•	2,505,000	2,508,257
144A 2.375% 10/8/19 #	425,000	426,204
144A 3.375% 10/8/24 #	935,000	939,701
Boston Scientific
2.65% 10/1/18	215,000	217,442
6.00% 1/15/20	685,000	786,553
CareFusion 6.375% 8/1/19	805,000	935,198
CDK Global 144A 4.50% 10/15/24 #	540,000	538,703
Celgene 3.25% 8/15/22	950,000	954,526
ConAgra Foods 0.601% 7/21/16 •	2,670,000	2,669,760
Constellation Brands 4.25% 5/1/23	110,000	110,825
Express Scripts Holding 2.25% 6/15/19	415,000	413,037

6     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Forest Laboratories 144A 4.375% 2/1/19 #	525,000	$550,448
General Mills
0.433% 1/28/16 •	1,780,000	1,780,579
0.533% 1/29/16 •	770,000	770,994
JBS Investments 144A 7.75% 10/28/20 #	560,000	616,353
Kroger 0.758% 10/17/16 •	1,400,000	1,402,860
McKesson 0.634% 9/10/15 •	2,495,000	2,498,708
Merck 0.591% 5/18/18 •	4,695,000	4,717,292
Pernod-Ricard 144A 2.95% 1/15/17 #	1,250,000	1,288,560
Perrigo 4.00% 11/15/23	1,065,000	1,090,800
Pfizer 0.534% 6/15/18 •	3,010,000	3,019,271
SABMiller Holdings 144A 0.922% 8/1/18 #•	1,630,000	1,643,534
Sysco
3.50% 10/2/24	510,000	518,594
4.35% 10/2/34	660,000	680,086
		35,058,879
Electric – 4.63%
Ameren Illinois 9.75% 11/15/18	165,000	213,627
American Electric Power 2.95% 12/15/22	200,000	195,959
American Transmission Systems 144A 5.25% 1/15/22 #	1,210,000	1,355,433
CenterPoint Energy 6.50% 5/1/18	150,000	172,727
Cleveland Electric Illuminating 5.50% 8/15/24	360,000	420,629
Dominion Gas Holdings 3.55% 11/1/23	200,000	205,195
DTE Energy 3.50% 6/1/24	210,000	213,334
Duke Energy Indiana 0.579% 7/11/16 •	2,350,000	2,355,085
Electricite de France
144A 0.691% 1/20/17 #•	2,460,000	2,469,929
144A 5.25% 1/29/49 #•	1,995,000	2,074,800
Enel 144A 8.75% 9/24/73 #•	1,060,000	1,242,850
Great Plains Energy 4.85% 6/1/21	1,910,000	2,125,945
Integrys Energy Group 6.11% 12/1/66 •	410,000	417,376
ITC Holdings 3.65% 6/15/24	675,000	683,186
LG&E & KU Energy
3.75% 11/15/20	485,000	508,095
4.375% 10/1/21	300,000	326,240
Metropolitan Edison 144A 4.00% 4/15/25 #	325,000	328,941
National Rural Utilities Cooperative Finance
0.485% 5/27/16 •	1,750,000	1,752,907
4.75% 4/30/43 •	1,110,000	1,102,019
NextEra Energy Capital Holdings
2.40% 9/15/19	775,000	777,696
3.625% 6/15/23	180,000	183,605

NQ-215 [10/14] 12/14 (13640)     7

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
NiSource Finance 5.45% 9/15/20	1,055,000	$1,205,203
NSTAR Electric 0.471% 5/17/16 •	850,000	849,686
NV Energy 6.25% 11/15/20	390,000	460,980
Pennsylvania Electric 5.20% 4/1/20	625,000	696,042
Public Service New Hampshire 3.50% 11/1/23	390,000	403,553
SCANA 4.125% 2/1/22	370,000	385,743
Wisconsin Energy 6.25% 5/15/67 •	155,000	157,804
		23,284,589
Energy – 6.15%
Anadarko Petroleum 3.45% 7/15/24	455,000	449,440
BP Capital Markets
0.652% 11/7/16 •	1,480,000	1,485,463
0.773% 5/10/19 •	2,360,000	2,359,476
2.521% 1/15/20	250,000	251,404
3.535% 11/4/24	330,000	330,831
Canadian Natural Resources 0.608% 3/30/16 •	3,760,000	3,763,692
Chesapeake Energy 3.481% 4/15/19 •	1,375,000	1,379,386
Cimarex Energy 4.375% 6/1/24	365,000	371,844
CNOOC Nexen Finance 2014 4.25% 4/30/24	715,000	740,139
Continental Resources 4.50% 4/15/23	1,410,000	1,479,482
Devon Energy 0.774% 12/15/16 •	2,465,000	2,475,619
ENSCO 4.50% 10/1/24	305,000	309,499
Enterprise Products Operating 3.75% 2/15/25	905,000	912,215
Honghua Group 144A 7.45% 9/25/19 #	200,000	185,500
KazMunayGas National 144A 9.125% 7/2/18 #	430,000	510,087
Newfield Exploration 5.625% 7/1/24	1,095,000	1,182,600
ONGC Videsh 3.25% 7/15/19	200,000	200,566
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	465,000	467,325
144A 5.625% 1/19/25 #	265,000	252,664
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	204,500
Petrobras Global Finance
2.371% 1/15/19 •	1,025,000	1,025,359
4.875% 3/17/20	510,000	519,537
Plains Exploration & Production 6.50% 11/15/20	248,000	271,436
PTT Exploration & Production PCL 144A
4.875% 12/29/49 #•	725,000	738,557
Statoil
0.524% 5/15/18 •	2,280,000	2,279,633
0.694% 11/8/18 •	2,640,000	2,657,268
Total Capital International
0.584% 6/19/19 •	645,000	646,029

8     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Total Capital International
0.803% 8/10/18 •	2,320,000	$2,344,648
Woodside Finance 144A 8.75% 3/1/19 #	510,000	640,420
YPF 7.734% 8/15/18 •	470,588	473,482
		30,908,101
Finance Companies – 2.02%
Aviation Capital Group 144A 6.75% 4/6/21 #	430,000	492,350
Ford Motor Credit 1.162% 11/4/19 •	3,600,000	3,607,862
General Electric Capital
0.612% 5/5/26 •	965,000	923,656
0.74% 1/14/19 •	2,050,000	2,058,077
1.234% 3/15/23 •	1,050,000	1,063,007
144A 3.80% 6/18/19 #	250,000	265,961
6.00% 8/7/19	215,000	252,395
7.125% 12/29/49 •	900,000	1,051,875
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	430,000	428,040
		10,143,223
Insurance – 2.05%
Chubb 6.375% 3/29/67 •	260,000	284,700
Metropolitan Life Global Funding I 144A
0.761% 7/15/16 #•	4,350,000	4,385,239
Prudential Financial
1.014% 8/15/18 •	2,800,000	2,827,636
5.625% 6/15/43 •	365,000	380,513
Teachers Insurance & Annuity Association of America
144A 4.90% 9/15/44 #	400,000	425,750
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	640,000	641,960
144A 4.125% 11/1/24 #	615,000	619,513
Voya Financial 5.65% 5/15/53 •	485,000	487,425
XL Group 6.50% 10/29/49 •	255,000	245,310
		10,298,046
Natural Gas – 2.89%
El Paso Pipeline Partners Operating 4.30% 5/1/24	800,000	805,000
Enbridge
0.684% 6/2/17 •	1,800,000	1,801,604
0.885% 10/1/16 •	2,700,000	2,714,132
Enbridge Energy Partners 8.05% 10/1/37 •	411,000	464,944
EnLink Midstream Partners 4.40% 4/1/24	740,000	780,221
Enterprise Products Operating 7.034% 1/15/68 •	635,000	706,947
Laclede Group 0.982% 8/15/17 •	2,335,000	2,334,038

NQ-215 [10/14] 12/14 (13640)     9

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,960,000	$1,927,615
TransCanada PipeLines
0.913% 6/30/16 •	2,500,000	2,515,980
6.35% 5/15/67 •	50,000	50,625
Williams 4.55% 6/24/24	410,000	402,456
		14,503,562
Real Estate – 0.97%
Alexandria Real Estate Equities
3.90% 6/15/23	270,000	271,728
4.60% 4/1/22	80,000	84,517
Carey (W.P.) 4.60% 4/1/24	400,000	417,473
CBL & Associates
4.60% 10/15/24	870,000	878,482
5.25% 12/1/23	95,000	101,247
Corporate Office Properties
3.60% 5/15/23	225,000	217,050
5.25% 2/15/24	575,000	618,848
Excel Trust 4.625% 5/15/24	280,000	288,533
Healthcare Trust of America Holdings 3.375% 7/15/21	250,000	249,870
Hospitality Properties Trust 4.50% 3/15/25	460,000	457,906
WEA Finance 144A 3.75% 9/17/24 #	1,275,000	1,293,546
		4,879,200
Technology – 4.53%
Baidu
2.75% 6/9/19	425,000	427,471
3.25% 8/6/18	585,000	602,546
eBay 0.712% 8/1/19 •	2,635,000	2,582,192
Hewlett-Packard 1.17% 1/14/19 •	5,170,000	5,156,367
International Business Machines
0.605% 2/12/19 •	4,660,000	4,690,528
1.625% 5/15/20	590,000	568,733
KLA-Tencor
3.375% 11/1/19	80,000	80,510
4.65% 11/1/24	165,000	165,859
Motorola Solutions 4.00% 9/1/24	705,000	694,542
National Semiconductor 6.60% 6/15/17	310,000	352,656
NetApp 3.25% 12/15/22	645,000	637,053
Oracle
0.743% 10/8/19 •	5,000,000	5,027,845
3.40% 7/8/24	15,000	15,187
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	503,239
Seagate HDD Cayman 144A 4.75% 1/1/25 #	875,000	889,219

10     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Tencent Holdings 144A 3.375% 5/2/19 #	350,000	$356,243
		22,750,190
Transportation – 2.17%
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	255,000	254,044
AP Moeller - Maersk
144A 2.55% 9/22/19 #	305,000	307,883
144A 3.75% 9/22/24 #	425,000	435,768
Canadian National Railway 0.432% 11/6/15 •	3,800,000	3,802,854
ERAC USA Finance
144A 4.50% 8/16/21 #	555,000	604,826
144A 5.25% 10/1/20 #	120,000	135,315
Kansas City Southern de Mexico 0.933% 10/28/16 •	2,490,000	2,492,226
Norfolk Southern 3.85% 1/15/24	1,505,000	1,577,580
Trinity Industries 4.55% 10/1/24	540,000	526,935
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	200,000	202,500
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	110,000	111,375
United Parcel Service 5.125% 4/1/19	415,000	468,046
		10,919,352
Utilities – 0.26%
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	1,005,000	1,014,302
144A 4.125% 5/7/24 #	295,000	306,985
		1,321,287
Total Corporate Bonds (cost $299,862,779)		302,651,839

Municipal Bonds – 1.59%
Missouri Higher Education Loan Authority
Series 2010-2 A1 1.077% 8/27/29 •	36,931	37,158
New Mexico Educational Assistance
Foundation (Libor Floating)
Series 2010-1 A3 1.434% 12/1/38 •	120,000	119,696
New York City, New York
Series I 5.00% 8/1/22	185,000	222,609
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	260,000	301,119
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series A-1 1.335% 4/1/40 •	243,994	247,661
Series A-2 1.135% 7/1/30 •	75,000	75,118

NQ-215 [10/14] 12/14 (13640)     11

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A2A 1.434% 9/1/37 •	95,000	$96,826
Series 2011-1 A1 1.384% 6/1/40 •	658,138	662,660
Pennsylvania Turnpike Commission
Series B-1 1.03% 12/1/21 •	1,150,000	1,153,726
State of California
Series D 0.809% 12/1/28 •	2,000,000	2,018,540
State of Connecticut
Series A 1.60% 3/1/21 •	750,000	753,555
State of Maryland Local Facilities Loan 2nd
Series A 5.00% 8/1/21	225,000	274,444
University of California
Series Y-1 0.657% 7/1/41 •	2,000,000	2,004,060
Total Municipal Bonds (cost $7,891,604)		7,967,172

Non-Agency Asset-Backed Securities – 5.47%
ARI Fleet Lease Trust
Series 2014-A A2 144A 0.81% 11/15/22 #	2,000,000	2,002,510
Avenue CLO VI
Series 2007-6A A1 144A 0.453% 7/17/19 #•	86,125	85,423
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.203% 11/15/19 •	2,000,000	1,989,716
Series 2014-A3 A3 0.533% 1/18/22 •	615,000	614,020
Chase Issuance Trust
Series 2013-A3 A3 0.433% 4/15/20 •	1,000,000	999,387
Chesapeake Funding
Series 2012-2A A 144A 0.603% 5/7/24 #•	610,750	611,687
Series 2014-1A A 144A 0.573% 3/7/26 #•	200,000	199,838
Discover Card Execution Note Trust
Series 2013-A1 A1 0.453% 8/17/20 •	675,000	675,470
Flagship VII
Series 2013-7A A1 144A 1.701% 1/20/26 #•	1,000,000	999,220
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.553% 2/15/19 •	2,000,000	2,002,702
Golden Credit Card Trust
Series 2012-3A A 144A 0.603% 7/17/17 #•	765,000	766,323
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.552% 4/10/28 #•	250,000	250,094
KKR Financial CLO
Series 2013-1A A1 144A 1.381% 7/15/25 #•	1,395,000	1,371,885
LCM VI
Series 6A A 144A 0.468% 5/28/19 #•	336,073	333,478

12     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
MAPS CLO Fund II
Series 2007-2A A1 144A 0.471% 7/20/22 #•	1,381,486	$1,367,105
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	750,000	750,608
Mercedes Benz Auto Lease Trust
Series 2014-A A2B 0.333% 6/15/16 •	3,000,000	3,000,069
Motor
Series 2013-1A A1 144A 0.652% 2/25/21 #•	425,000	425,300
Mountain View CLO III
Series 2007-3A A1 144A 0.444% 4/16/21 #•	1,370,495	1,359,312
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.454% 8/8/20 #•	276,599	274,157
OCP CLO
Series 2013-4A A1A 144A 1.633% 10/24/25 #•	1,500,000	1,494,675
PFS Financing
Series 2013-AA A 144A 0.703% 2/15/18 #•	680,000	679,734
Sudbury Mill CLO
Series 2013-1A X 144A 1.228% 1/17/26 #•	535,385	535,385
Telos CLO
Series 2013-4A A 144A 1.528% 7/17/24 #•	2,000,000	1,978,340
Series 2013-4A X 144A 1.178% 7/17/24 #•	625,000	624,337
Trade MAPS 1
Series 2013-1A A 144A 0.852% 12/10/18 #•	1,000,000	1,000,095
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.553% 10/15/15 #•	1,080,000	1,083,839
Total Non-Agency Asset-Backed Securities
(cost $27,413,162)		27,474,709

Non-Agency Collateralized Mortgage Obligations – 0.74%
American Tower Trust I Series 13 1A
144A 1.551% 3/15/43 #	1,280,000	1,272,005
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 1.102% 5/25/24 •	598,398	588,563
Series 2014-C03 1M1 1.352% 7/25/24 •	426,790	422,590
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M1 1.002% 4/25/24 •	1,444,669	1,428,307
Total Non-Agency Collateralized Mortgage Obligations (cost $3,746,763)		3,711,465

Senior Secured Loans – 27.92%«
Air Medical Group Holdings Tranche B1 5.00% 5/29/18	742,432	746,608
Albertson’s Holdings Tranche B 1st Lien 4.75% 3/21/19	360,367	359,916
Albertson’s Holdings Tranche B4 5.50% 8/25/21	225,000	225,297
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/8/21	1,500,000	1,501,979
Amaya Gaming 1st Lien 5.00% 7/29/21	2,150,000	2,136,563

NQ-215 [10/14] 12/14 (13640)     13

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Amaya Gaming 2nd Lien 8.00% 7/29/22	565,000	$571,121
Applied Systems 1st Lien 4.25% 1/15/21	919,055	911,013
Applied Systems 2nd Lien 7.50% 1/15/22	1,220,000	1,221,907
Ashland Water 1st Lien 4.25% 7/2/21	590,000	579,306
Ashland Water 2nd Lien 7.75% 7/2/22	475,000	465,263
Atkore International 2nd Lien 7.75% 9/27/21	635,000	627,856
Avast Software 1st Lien 5.00% 3/18/20	1,296,750	1,294,049
Avaya Tranche B-3 4.652% 10/27/17	497,073	481,602
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20	330,408	325,658
Azure Midstream Tranche B 6.50% 10/21/18	473,828	464,635
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,680,000	1,685,040
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	639,365	633,199
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20	907,250	907,250
Bway Holding Tranche B 1st Lien 5.50% 8/8/20	1,431,413	1,438,570
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21	2,638,388	2,502,347
Calpine Construction Finance Tranche B 3.00% 5/1/20	1,886,820	1,837,291
Charter Communications Operating 3.00% 4/10/20	2,523,063	2,487,846
Charter Communications Operating Tranche F
3.00% 1/3/21	2,863,750	2,823,778
Charter Communications Tranche B 1st Lien
4.25% 8/12/21	1,655,000	1,670,343
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	500,244	498,160
Citycenter Holdings Tranche B 1st Lien 4.25% 10/28/20	434,226	432,272
Clear Channel
Communications Tranche E 1st Lien 7.654% 7/30/19	498,032	482,593
Clear Channel Communications Tranche B
3.804% 1/29/16	6,574,781	6,528,402
Clear Channel Communications Tranche D
6.904% 1/30/19	1,075,000	1,018,294
Community Health Systems Tranche D 4.25% 1/27/21	3,051,623	3,058,300
Community Health Systems Tranche E 3.485% 1/25/17	863,790	862,508
Crown Castles Operating Tranche B2 3.00% 1/31/21	1,052,420	1,044,088
Davita Healthcare Partners Tranche B 3.50% 6/19/21	1,431,413	1,419,782
Drillships Financing Holding Tranche B1 6.00% 2/17/21	2,972,182	2,854,534
Dynegy Tranche B2 4.00% 4/23/20	1,831,534	1,823,521
Emdeon 1st Lien 3.75% 11/2/18	2,047,559	2,032,628
Energy Transfer Equity 1st Lien 3.25% 12/2/19	175,000	172,648
Exgen Texas Power Tranche B 1st Lien 5.75% 9/16/21	2,320,000	2,324,350
Expro Holdings UK 3 Tranche B 1st Lien 5.75% 8/12/21	1,000,000	980,833
Fieldwood Energy 2nd Lien 8.375% 9/30/20	1,855,000	1,792,857
First Data Tranche B 1st Lien 4.153% 3/24/21	2,777,625	2,762,695
Flint Group 1st Lien 4.75% 5/2/21	625,000	612,500

14     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Flint Group 2nd Lien 8.25% 5/2/22	250,000	$240,625
Gates Global 1st Lien 4.25% 6/12/21	710,000	703,090
Gentiva Health Services Tranche B 6.50% 10/10/19	1,325,833	1,329,976
Gentiva Health Services Tranche C 5.75% 10/10/18	1,101,242	1,101,414
Goodpack 1st Lien 4.75% 8/5/21	1,430,000	1,424,340
Goodpack 2nd Lien 8.00% 8/5/22	715,000	715,894
HD Supply Tranche B 4.00% 6/28/18	2,460,992	2,445,099
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	2,412,982	2,392,624
Hostess Brands 1st Lien 6.75% 3/12/20	761,175	777,350
Houghton International 1st Lien 4.00% 12/10/19	1,134,812	1,127,010
Houghton International 2nd Lien 9.50% 11/20/20	195,000	196,950
Huntsman International Tranche B 3.75% 10/11/20	2,570,000	2,549,119
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	868,046	868,860
Immucor Tranche B2 5.00% 8/19/18	2,153,984	2,154,432
Ineos U.S. Finance Tranche B 3.75% 5/4/18	552,090	545,036
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,345,641	2,330,980
KIK Custom Products 1st Lien 5.50% 5/17/19	1,283,315	1,278,905
Kinetic Concepts Tranche E1 4.00% 5/8/18	375,732	373,618
Landry’s Tranche B 4.00% 4/24/18	1,683,101	1,680,472
Level 3 Financing Tranche B 4.00% 1/15/20	2,365,000	2,349,036
Lightower Fiber Networks 4.00% 4/1/20	172,813	170,246
LTS Buyer 2nd Lien 8.00% 3/15/21	1,488,075	1,482,495
Mauser Holdings 2nd Lien 8.25% 6/30/22	1,050,000	1,040,813
MGM Resorts International 3.50% 12/20/19	2,701,912	2,673,626
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	985,000	969,918
Moxie Liberty Tranche B 7.50% 8/21/20	2,114,000	2,156,280
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	1,895,000	1,913,950
National Vision 4.00% 3/6/21	128,627	125,250
NEP Broadcasting 2nd Lien 9.50% 7/3/20	1,449,286	1,449,286
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	233,826	229,150
New Albertsons 1st Lien 4.75% 6/24/21	375,000	371,250
NRG Energy Tranche B 2.75% 7/1/18	402,177	395,484
Numericable 4.50% 4/23/20	1,807,160	1,806,313
Numericable U.S. Tranche B2 1st Lien 4.50% 4/23/20	1,563,440	1,568,884
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/18/21	708,225	681,667
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	91,125	90,419
Pacific Drilling Tranche B 4.50% 6/3/18	408,000	392,360
Panda Temple Power II Tranche B 1st Lien 7.25% 4/3/19	939,000	960,127
Polymer Group Tranche B 5.25% 12/13/19	4,062,807	4,071,696
PVH Tranche B 1st Lien 3.25% 2/13/20	328,096	329,327
Quickrete 2nd Lien 7.00% 3/19/21	995,000	1,003,706
Reynolds & Reynolds Tranche B 2.154% 4/21/16	219,145	218,415

NQ-215 [10/14] 12/14 (13640)     15

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Reynolds Group 1st Lien 4.00% 12/31/18	569,894	$567,555
Rite Aid 2nd Lien
4.875% 6/13/21	750,000	752,110
5.75% 8/3/20	1,275,000	1,284,031
Royalty Pharma Tranche B2 1st Lien 3.25% 5/9/18	1,115,313	1,112,385
Samson Investment 2nd Lien 5.00% 9/25/18	918,000	853,740
Santander Asset Management Tranche B 4.25% 11/26/20	640,163	639,362
Scientific Games International 4.25% 5/22/20	2,223,200	2,217,295
Scientific Games International Tranche B2 1st Lien
6.00% 9/17/21	1,060,000	1,039,628
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	895,000	893,602
Sensus 2nd Lien 8.50% 4/13/18	565,000	553,700
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/22/21	690,000	678,787
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	1,028,034	1,027,391
Sprouts Farmers 4.00% 4/12/20	937,995	933,696
Stena 1st Lien 4.00% 2/21/21	995,000	980,075
Styrolution Group Tranche B 1st Lien 6.50% 10/31/19	540,000	529,200
Supervalu 1st Lien 4.50% 3/21/19	662,329	654,298
Surgical Care Affiliates Tranche C 4.25% 6/30/18	143,188	140,410
TransDigm Tranche C 3.75% 2/7/20	1,846,508	1,819,964
United Continental Tranche B 3.50% 4/1/19	374,300	367,937
Univision Communications 1st Lien 4.00% 3/1/20	1,994,170	1,974,643
Univision Communications Tranche C4 4.00% 3/1/20	1,525,703	1,512,511
US Airways Tranche B1 3.50% 5/23/19	442,600	432,918
US Airways Tranche B2 3.00% 11/23/16	150,480	149,022
USI Insurance Services
Tranche B 1st Lien 4.25% 12/3/18	687,803	680,924
Valeant Pharmaceuticals International Tranche BE
3.75% 8/5/20	1,765,060	1,754,028
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17	1,086,090	1,020,925
Wide Open West Finance 4.75% 3/27/19	3,563,208	3,565,065
Windstream Tranche B5 1st Lien 3.50% 8/8/19	882,084	874,542
WR Grace Tranche B 1st Lien 3.00% 1/23/21	1,295,162	1,287,229
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	715,371	710,006
Total Senior Secured Loans (cost $141,367,903)		140,291,873

16     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign Bonds – 0.39%Δ
Colombia – 0.05%
Colombia Government International Bond
2.031% 11/16/15 •	240,000	$242,134
		242,134
Guatemala – 0.07%
Guatemala Government Bond 144A 5.75% 6/6/22 #	330,000	363,825
		363,825
Iceland – 0.09%
Republic of Iceland 144A 5.875% 5/11/22 #	395,000	447,013
		447,013
Kenya – 0.08%
Kenya Government International Bond 144A
5.875% 6/24/19 #	385,000	399,919
		399,919
Norway – 0.10%
Kommunalbanken 144A 0.412% 2/20/18 #•	500,000	501,063
		501,063
Total Sovereign Bonds (cost $1,894,450)		1,953,954

U.S. Treasury Obligations – 0.21%
U.S. Treasury Bond
3.125% 8/15/44	90,000	91,125
U.S. Treasury Note
2.375% 8/15/24	955,000	958,805
Total U.S. Treasury Obligations (cost $1,050,524)		1,049,930

	Number of
	shares
Convertible Preferred Stock – 0.21%
ArcelorMittal 6.00% exercise price $20.36, expiration date
12/21/15	3,075	63,854
Chesapeake Energy 144A 5.75% exercise price $26.14,
expiration date 12/31/49 #	145	157,959
Crown Castle International 4.50% exercise price $91.22,
expiration date 11/1/16	350	35,563
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 @	450	45,225
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	2,669	137,293
Maiden Holdings 7.25% exercise price $15.39, expiration
date 9/15/16	11,500	537,395

NQ-215 [10/14] 12/14 (13640)     17

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Convertible Preferred Stock (continued)
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49	850	$78,625
Total Convertible Preferred Stock (cost $1,134,324)		1,055,914

Preferred Stock – 0.32%
Integrys Energy Group 6.00% •	29,900	780,988
National Retail Properties 5.70%	7,525	182,857
Public Storage 5.20%	3,200	73,536
Qwest 6.125%	9,000	211,860
Regions Financial 6.375% •	14,200	363,520
Total Preferred Stock (cost $1,595,625)		1,612,761

	Principal amount°
Short-Term Investments – 1.96%
Discount Notes – 0.64%
Federal Home Loan Bank
0.025% 11/13/14	315,063	315,062
0.04% 11/19/14	1,413,507	1,413,499
0.077% 11/14/14	1,508,840	1,508,834
		3,237,395
Repurchase Agreements – 0.86%
Bank of America Merrill Lynch
0.06%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $1,370,777 (collateralized by U.S.
government obligations 0.00%–2.75%
2/15/19–1/15/26 market value $1,398,186)	1,370,770	1,370,770
Bank of Montreal
0.07%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $228,463 (collateralized by U.S.
government obligations 0.00%–11.25%
10/31/14–5/15/44 market value $233,031)	228,462	228,462
BNP Paribas
0.11%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $2,698,793 (collateralized by U.S.
government obligations 0.00%–4.375%
8/31/15–11/15/42 market value $2,752,746)	2,698,768	2,698,768
		4,298,000
U.S. Treasury Obligations – 0.46%≠
U.S. Treasury Bills
0.005% 12/26/14	374,313	374,307

18      NQ-215 [10/14] 12/14 (13640)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills
0.093% 11/13/14	1,961,987	$1,961,985
		2,336,292
Total Short-Term Investments (cost $9,871,575)		9,871,687

Total Value of Securities – 100.23%
(cost $501,766,701)		503,673,684

Liabilities Net of Receivables and Other Assets – (0.23%)★		(1,180,392)
Net Assets – 100.00%		$502,493,292

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $96,021,469, which represents 19.11% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2014, the aggregate value of illiquid securities was $45,225, which represents 0.01% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $165,000 cash collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2014.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Oct. 31, 2014, the Fund had the following unfunded loan commitments:

NQ-215 [10/14] 12/14 (13640)     19

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

				Unrealized
	Unfunded			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
WR Grace	$464,882	$463,720	$462,035	$(1,685)

The following futures contracts and swap contracts were outstanding at Oct. 31, 2014:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(90)	USD IRS 5 yr PRIM	$(9,081,996)	$(9,185,625)	12/16/14	$(103,629)
(50)	USD IRS 10 yr PRIM	(5,125,631)	(5,217,969)	12/16/14	(92,338)
		$(14,207,627)			$(195,967)

Swap Contracts
CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ICE-CDX.NA.HY.23	2,600,000	5.00%	12/20/19	$(10,195)
GSI	ICE-CDX.NA.IG.23	5,000,000	1.00%	12/20/19	(11,862)
					$(22,057)

Interest Rate Swap Contracts3

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Depreciation)
CME
3yr	23,900,000	(0.869%)	0.233%	1/30/17	$(32,619)
5yr	24,300,000	(1.677%)	0.230%	7/11/18	(255,489)
7yr	14,000,000	(2.215%)	0.237%	8/7/20	(226,666)
7yr	10,000,000	(2.215%)	0.235%	5/12/21	(98,115)
7yr	10,000,000	(2.236%)	0.234%	9/10/21	(80,954)
7yr	1,000,000	(2.226%)	0.234%	10/15/21	(6,686)
10yr	25,600,000	(2.880%)	0.230%	7/11/23	(1,106,782)
10yr	7,560,000	(2.726%)	0.233%	6/6/24	(191,674)
LCH
5yr	3,300,000	(1.214%)	0.234%	6/10/18	17,213
					$(1,981,772)

20     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

The use of future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
GSI – Goldman Sachs International
ICE – IntercontinentalExchange, Inc.
IRS – Interest Rate Swap
LCH – LCH.Clearnet Limited
REMIC – Real Estate Mortgage Investment Conduit
yr – Year

NQ-215 [10/14] 12/14 (13640)     21

Notes
Delaware Diversified Floating Rate Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

22     NQ-215 [10/14] 12/14 (13640)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities	$—	$32,026,441	$—	$32,026,441
Corporate Debt	—	307,843,952	—	307,843,952
Municipal Bonds	—	7,967,172	—	7,967,172
Senior Secured Loans[1]	—	138,377,923	1,913,950	140,291,873
Sovereign Bonds	—	1,953,954	—	1,953,954
U.S. Treasury Obligations	—	1,049,930	—	1,049,930
Convertible Preferred Stock[1]	755,476	300,438	—	1,055,914
Preferred Stock	1,612,761	—	—	1,612,761
Short-Term Investments	—	9,871,687	—	9,871,687

Total	$2,368,237	$499,391,497	$1,913,950	$503,673,684
Futures Contracts	$(195,967)	$—	$—	$(195,967)
Swap Contracts	—	(2,003,829)	—	(2,003,829)

NQ-215 [10/14] 12/14 (13640)     23

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the market value of these security types:

	Level 1	Level 2	Total
Senior Secured Loans	98.64%	1.36%	100.00%
Convertible Preferred Stock	71.55%	28.45%	100.00%

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

24     NQ-215 [10/14] 12/14 (13640)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: